[GRAPHIC OMITTED]

                                                 Semiannual Report June 30, 2002

LIMITED TERM NEW YORK
MUNICIPAL FUND
                                                                    LOGO OMITTED
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


CONTENTS

  4  LETTER TO
     SHAREHOLDERS


  6  AN INTERVIEW WITH
     YOUR FUND'S
     MANAGERS



 16  FINANCIAL
     STATEMENTS


 58  TRUSTEES AND
     OFFICERS


 62  PRIVACY POLICY
     NOTICE



Lipper Analytical Services, Inc. named Limited Term New York Municipal Fund a LIPPER LEADER FOR PRESERVATION based on its preservation of capital over the 36 months ended June 30, 2002.(1)

During the six-month period ended June 30, 2002, the Fund's Class A monthly distribution increased from $0.013 to $0.014 per share.(2)

As of June 30, 2002, Limited Term New York Municipal Fund's Class A shares provided a distribution yield of 5.14% (without sales charges) and a 30-day SEC yield of 4.10%.(3) The Fund's distribution yield exceeded the 4.25% average distribution yield computed by Lipper Analytical Services, Inc. for 103 longer-term (and therefore more volatile) funds in Lipper's New York State Municipal Debt Funds category for the same period.(4)

Limited Term New York Municipal Fund seeks to keep the average effective maturity of its portfolio at 5 years or less. As a result, its share price fluctuated less than the typical long-term bond fund during this period. Over the six-month period ending June 30, 2002, the Fund's Class A Net Asset Value remained between $3.25 and $3.30.(5)



1. Lipper Analytical Services, Inc., 6/30/02. For the Preservation category, Lipper scores funds each month in their peer groups, based on monthly returns over a 36-month period, without considering sales charges, and identifies funds that had fewer and less-severe negative monthly performance periods. Each fund in a category receives a numerical score ranging from 1 (highest) to 5 (lowest) and all funds with a category score of 1 are designated Lipper Leaders for Preservation in their respective Lipper category. Lipper Leader designations do not imply that a fund had the best performance within its fund category and NEITHER THAT DESIGNATION NOR THE FUND'S PAST PERFORMANCE IS A GUARANTEE OF FUTURE RESULTS. This Lipper Leader designation is for the Fund's A share class only; other share classes may have different performance characteristics. For the Fund's average annual total returns, see page 15.
2. The Fund's Board of Trustees may change the dividend rate at any time without notice to shareholders. There can be no assurance that the Fund will be able to maintain a consistent dividend level.
3. As of 6/30/02, the Fund's Class A distribution yield at Maximum Offering Price was 4.96%. Distribution yield at Net Asset Value (NAV) is annualized (based on last distribution) and divided by the NAV on the Fund's 6/25/02 distribution date. Standardized yield (based on net investment income for the 30-day period ended 6/30/02) is annualized and divided by the period-end offering price. Distribution yield at NAV does not include sales charges. Falling share prices may artificially increase yields.
4. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.
5. There can be no assurance that the Fund will maintain its targeted average effective portfolio maturity.

2 LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------
DIVIDEND DISTRIBUTIONS 7/1/01-6/30/02(6)
Dividend per Share (in cents)

MONTH                       CLASS A     CLASS B     CLASS C
-----------------------------------------------------------
July                          1.3         1.1         1.1
-----------------------------------------------------------
August                        1.3         1.1         1.1
-----------------------------------------------------------
September                     1.3         1.1         1.1
-----------------------------------------------------------
October                       1.3         1.1         1.1
-----------------------------------------------------------
November                      1.3         1.1         1.1
-----------------------------------------------------------
December                      1.3         1.1         1.1
-----------------------------------------------------------
January                       1.4         1.2         1.2
-----------------------------------------------------------
February                      1.4         1.2         1.2
-----------------------------------------------------------
March                         1.4         1.2         1.2
-----------------------------------------------------------
April                         1.4         1.2         1.2
-----------------------------------------------------------
May                           1.4         1.2         1.2
-----------------------------------------------------------
June                          1.4         1.2         1.2
-----------------------------------------------------------
-------------------------------------------------------------------

6. This assumes shares were purchased and held for the entire accrual period. Since distributions accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund attempts to pay distributions on Class A shares at a steady level on a month-to-month basis. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted distribution rate at any time without prior notice to shareholders. Additionally, the amount of those distributions and the distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Distributions on Class A shares will generally be higher than distributions for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any distributions.
The Fund's efforts to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.


3 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


PHOTO OMITTED
JOHN V. MURPHY
President
Limited Term
New York Municipal
Fund



Dear Shareholder,

Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.

Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.

In the short term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrong doing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.

The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.


4 LIMITED TERM NEW YORK MUNICIPAL FUND

Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.

We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds, The Right Way to Invest.

Sincerely,
/S/ SIGNATURE
John V. Murphy
President
Limited Term New York Municipal Fund
July 22, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW. STOCKS AND BONDS HAVE DIFFERENT TYPES OF INVESTMENT RISKS; STOCKS ARE SUBJECT TO MARKET VOLATILITY AND BONDS ARE SUBJECT TO CREDIT AND INTEREST-RATE RISKS.


5 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AS OF JUNE 30, 2002, THE FUND'S CLASS A DISTRIBUTION YIELD OF 5.14%, AT NET ASSET VALUE, IS 138 BASIS POINTS HIGHER THAN THE AVERAGE DISTRIBUTION YIELD IN LIPPER'S OTHER STATE SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY.(4)
--------------------------------------------------------------------------------

HOW HAS THE LIMITED TERM NEW YORK MUNICIPAL FUND PERFORMED DURING THE SIX-MONTH PERIOD ENDING JUNE 30, 2002?

Limited Term New York Municipal Fund continued its strategic role of maintaining a relatively stable share price--while offering more attractive yield than many other fixed-income alternatives--during this report period. Significantly, the Fund's dividend distributions increased from 1.3 cents to 1.4 cents per Class A share during the period.(1) By comparison, yields on many other short-maturity income investments have remained low during this period. As of June 30, 2002, the Fund's Class A shares provided a distribution yield of 5.14% (computed without sales charges). Compared with the average yield of 4.25% in Lipper's New York State Municipal Debt Funds category--which ranks longer-term funds--Limited Term New York Municipal Fund offered a higher cash yield, with reduced volatility and risk.(2)

The Fund's Net Asset Value (NAV) remained between $3.25 and $3.30 during the period covered by this report. By December, 2001, the Federal Reserve Board (the
Fed) had completed a series of eleven reductions in short-term interest rates. For many bond funds, and other fixed-income investments, declining short-term rates significantly impacted NAV, dividend distributions, or both. Nonetheless, the NAV of Limited Term New York Municipal Fund's Class A shares has varied by only 5 cents per share, finishing this period above the middle of its range.

As of June 30, 2002, Limited Term New York Municipal Fund's (Class A) 30-day SEC yield was 4.10%--the equivalent of 6.29% in taxable yield for a New York State taxpayer in the 34.8% combined New York State and federal income tax bracket.(3)


1. The Board of Trustees may change the Fund's dividend at any time without notice to shareholders.
2. Source: Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results. Reduced risk is presumed because of the Fund's targeted average effective portfolio maturity compared to longer-term municipal bond funds.
3. SEC yield (based on net investment income for the 30-day period ending 6/30/02) is annualized and divided by period-end offering price. A portion of the Fund's distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.
4. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results. Distribution yield (based on the Fund's 6/25/02 distribution) is annualized and divided by the Fund's 6/30/02 offering price.


6 LIMITED TERM NEW YORK MUNICIPAL FUND

GRAPHIC OMITTED
PORTFOLIO MANAGEMENT
TEAM (l to r)

ANTHONY A. TANNER, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Investment Team
in June 1991

RONALD H. FIELDING, CFA
Senior Vice President, Portfolio Manager and Chief Strategist, Rochester Division Founded the Rochester Investment Team in May 1983

DANIEL G. LOUGHRAN, CFA
Vice President and
Portfolio Manager,
Rochester Division
Joined the Rochester Investment Team
in October 1994

If you are subject to higher combined tax rates, or are subject to additional local income taxes, the equivalent yield would make your Fund investment even more attractive. (For New York City residents in the highest tax bracket, this SEC yield is equivalent to a taxable yield of 7.47%.)

The Fund's ability to maintain a relatively stable NAV while delivering attractive, tax-free income for New York State taxpayers during the period of this report exemplifies how duration management and risk diversification combined to benefit shareholders. Despite recent declines in short-term interest rates, Limited Term New York Municipal Fund offered fixed-income investors a very attractive alternative to many short-term taxable investments during this period.

DESCRIBE THE CONDITION OF THE NEW YORK STATE MUNICIPAL BOND MARKET DURING THIS PERIOD.

The condition of the New York State municipal bond market has reflected that of the national municipal bond market during this reporting period. Declining income tax revenues and generally lower interest rates have prompted municipalities to increase borrowing, as evidenced by heavy issuance of new municipal securities. Yields on short- and intermediate-term municipal bond yields dropped precipitously with the Fed's recent series of short-term interest rate reductions, as did rates on short-term taxable bonds. A total of $21.5 billion of new municipal bonds were issued in New York State in the first half of 2002, a 102% increase over this period last year.

Previously issued, often higher-yielding municipal securities available in the "secondary" market have been a popular choice among investors in 2002. During this period we have made portfolio enhancements by buying bonds in the secondary market that are often overlooked by both competing fund managers and individual investors. We also purchased small, upstate issues, diversified over many different risk categories, to help offer shareholders generous tax-free income without exposing the portfolio to undue interest-rate risk. And we


7 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

continued to "scavenger-hunt" the markets, buying bonds in smaller quantities that we believe offer good value and the potential, over time, for significant yield advantages as well.

We believe that our unique approach to municipal bond portfolio management has been a major advantage during this report period. Our efforts in turning our time-tested strategies to the advantage of the Fund's shareholders has provided dimensions of professional management that we believe could not be realized through ownership of individual municipal bonds

HOW HAVE YOU MANAGED THE PORTFOLIO TO TAKE ADVANTAGE OF THESE CONDITIONS?

Continued overall weakness in the U.S. economy has led to an increase in both supply and demand for municipal securities. With continued volatility in the stock market, investors have sought both reduced risk and greater income in municipal bonds and bond funds. But previous interest-rate reductions, largely intended to stimulate the U.S. economy, have had a much more dramatic effect on short- and intermediate-term municipal bonds than on longer-term securities. This has resulted in a dramatically greater-than-normal difference between the lower yields of short-maturity bonds and higher yields of long-maturity bonds. This condition, often described as a "steep yield curve," left the average yield of a 5-year, insured New York City municipal bond at 3.20%--compared to the Fund's Class A yield of 5.14% (without sales charges)--as of the end of this reporting period. To effect an increase in yield, fund managers often re-position their portfolio by lengthening the maturity of their holdings. However, this strategy can lead to high turnover rates, increased transaction fees and heightened volatility.

In the Limited Term New York Municipal Fund, we seek to limit the dollar-weighted, average effective maturity of portfolio holdings to five years or less.(5) To help meet this average maturity goal, we maintain a "laddered" portfolio--holding bonds with effective maturities generally ranging from less than six months


5. There can be no assurance that the Fund will consistently meet this goal.


8 LIMITED TERM NEW YORK MUNICIPAL FUND

[PHOTO OMITTED]
CREDIT RESEARCH TEAM
(l to r)

CHRISTOPHER D. WEILER, CFA
Assistant Vice President--Credit Analysis,
Rochester Division
Joined the Rochester Investment Team
in January 1999

RICHARD A. STEIN, CFA
Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester Investment Team
in May 1993

(Not pictured: Mark
DeMitry, Credit Analyst,
Robert Bertucci, Credit
Analyst)


to 12 years. Keeping the portfolio diversified across maturities helps to produce higher yield than would only holding bonds with effective maturities near five years. In this manner, the currently large difference between yields on shorter-term and longer-term municipal securities has helped to generate attractive yield while keeping average maturity in the portfolio to 4.9 years as of June 30, 2002. This year's steeply sloped yield curve has provided a clear picture of how the Fund's shareholders can take advantage of longer-maturity municipal bond yields while cushioning the effects of interest-rate volatility.

Another way that we have managed average effective maturity has been through the purchase of premium coupon callable bonds. This strategy is based on the fact that a longer-maturity, above-market coupon bond that can be redeemed--or "called"--before it matures generally has less price volatility than a bond that cannot be called before maturity. We have actively sought out longer-maturity, callable bonds with coupon rates higher than the market average. These bonds are sometimes purchased at a price higher than their face value--or at a "premium." Interest payments received through these bonds help the portfolio generate attractive dividend distributions for shareholders, while the fact that the bonds are callable helps to dampen portfolio volatility. The higher-than-market interest generated by these bonds helps to offset their higher cost. And if the bonds are not redeemed by their issuer at the first possible date, the continuing interest payments can help the portfolio to generate even more attractive yield.

After adding this type of bond to the portfolio, we monitor it very closely to ensure that its yield and strategic advantages remain intact. In return, we can achieve a much higher yield than could be earned on a simple, non-callable bond maturing in ten years. This strategy is intended to allow the portfolio to benefit from yield advantages offered by longer-term bonds while seeking to limit portfolio volatility.

9 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

HOW HAS THE FUND COMPARED TO OTHER INVESTMENT ALTERNATIVES?

Limited Term New York Municipal Fund's attractive yield and investment consistency was appealing to investors during this period, especially when compared to the significant volatility and negative returns of the stock markets. During the period covered by this report the Dow Jones Industrial Average declined 7.77%, and the NASDAQ Composite Index declined 24.98%.(6) Yields on short-term U.S. Treasury securities remained near 4% while, for six-month Certificates of Deposit, yields remained near 2%.(7) Even the returns on tax-exempt money funds have remained sluggish since reaching historic lows in December 2001. In the face of continuing low yields on most short-term fixed-income investments, the Fund offered investors attractive distribution yield, investment consistency and positive total return performance during this period.

While Limited Term New York Municipal Fund has provided individual investors with the potential to earn a high level of income exempt from federal, New York State and New York City personal income taxes, this is only part of the story.(8) The Fund also seeks to provide a specific balance between risk and return. Under normal market conditions, 95% of the Fund's portfolio securities must be of investment-grade quality. But the Fund's yield-driven strategies have helped to generate very attractive yield while managing toward an average effective maturity of 5 years or less. Furthermore, investing in a wide variety of carefully researched issues helped the Fund to provide investors with a yield competitive with that of longer-term New York municipal funds.

6. Source: Bloomberg Business News. Used by permission. The Dow Jones Industrial Average is a price-weighted average of 30 large, domestic stocks. The NASDAQ Composite Index is a broad-based, capitalization-weighted index of all NASDAQ National Market and Smallcap stocks. Neither index can be purchased directly by investors.
7. Unlike an investment in the Fund, the value of Treasuries, if held to maturity, is fixed; principal and interest are guaranteed and interest is fixed. Unlike an investment in the Fund, Certificates of Deposit are insured.
8. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.


10 LIMITED TERM NEW YORK MUNICIPAL FUND

IS NOW A GOOD TIME FOR ME TO ADD TO MY INVESTMENT IN LIMITED TERM NEW YORK MUNICIPAL FUND?

As the U.S. proceeds through its economic recovery, many believe that short-term interest rates will rise. Although inflation remains under control at present, we would expect the Fed to remain vigilant against it. In the broader analysis, it is important to remember that interest rates generally move in cycles--and the value of an investment through market cycles will exhibit some volatility. But we continue to believe that it is a mistake for investors to "time" their bond fund purchases (or sales) in reaction to forecasts of future interest-rate changes.

This reporting period in particular offers a good example of how--and why--the Fund's management strategies are driven by far more thaN anticipated fluctuations in interest rates. We seek to address interest-rate risk by including bonds with specific characteristics that may make them less sensitive to interest rates, in an effort to help minimize portfolio volatility. But we diversify the portfolio's bond holdings over many different risk categories to minimize potentially adverse effects associated with any one particular risk. The combination of strategies outlined in this report is the reason that the Fund maintained low price volatility during the period, and very attractive yield throughout recent steep declines in short-term interest rates. The first half of 2002 has provided a look at the benefits of these combined strategies over a short term. But we continue to believe that the benefits of the Fund's investment approach are even more compelling when measured over the long term.

That's why the decision to invest in municipal bonds should be made in the context of your long-term investment strategy. When you consider adding to your Fund investment, you should consult your financial advisor. We feel that this portfolio continues to represent an outstanding opportunity for cautious New York investors seeking to enjoy the benefits of investing for tax-free income while seeking to minimize volatility in their own investment portfolio.


11 LIMITED TERM NEW YORK MUNICIPAL FUND

PERFORMANCE UPDATE


Limited Term New York Municipal Fund has performed well over the past six months, with Class A shares providing a cumulative return of 2.67% without sales charges.1 The Fund's Class A return during the last twelve month period has been 4.73% without sales charges.(1) The Fund's positive returns can be largely attributed to management's focus on shorter-term issues that, in aggregate, have an average effective maturity of five years or less. In addition, the portfolio's diversification, currently almost 1000 issues, helps to reduce the Fund's exposure to interest-rate risk.



LIMITED TERM NEW YORK MUNICIPAL FUND, CLASS A SHARES THE VALUE OF $10,000 INVESTED SINCE JUNE 30, 1992, WITHOUT SALES CHARGES, AND THE MERRILL LYNCH MUNICIPAL INDEX (3-7 YEARS)
                                 [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Limited Term New York Municipal Fund
Merrill Lynch Municipal Index (3-7 years)


6/30/92
6/30/94
6/30/96
6/30/98
6/30/00
6/30/02
$10,000
$17,314
$17,419

Results of a hypothetical $10,000 investment in Class A shares on 6/30/92, including reinvested dividends. The Merrill Lynch Municipal Index (3-7 Years) is a subset of the Merrill Lynch Municipal Master Index, and consists of municipal bonds having remaining maturities of between three and seven years. The Index cannot be purchased directly by investors.

NOTE: THIS CHART IS NOT DRAWN TO SCALE.

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at WWW.OPPENHEIMERFUNDS.COM.

1. Includes reinvested dividends and changes in Net Asset Value per share without deducting sales charges. The performance would have been lower if sales charges had been taken into account. See Page 15 for the Fund's Average Annual Total Returns at 1-, 5- and 10-years.


12 LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund is for cautious New York investors seeking income that's exempt from federal, New York State and New York City personal income taxes.

WHAT WE LOOK FOR...

> Issues that provide high TRIPLE-TAX-FREE INCOME.(2)

> SHORTER EFFECTIVE MATURITIES TO LIMIT VOLATILITY caused by changes in interest rates.

> Value-oriented issues with PRICE-APPRECIATION POTENTIAL.

> A DIVERSITY OF ISSUES across the state.

> Municipal regions with IMPROVING CREDIT QUALITY.


--------------------------------------------------------------------------------
YIELDS
As of 6/30/02(3)

                       DISTRIBUTION YIELD     STANDARDIZED
                        AT NAV    AT MOP          YIELD
                       (WITHOUT (WITH SALES
                    SALES CHARGES)CHARGES)
----------------------------------------------------------
Class A                  5.14%     4.96%          4.10%
----------------------------------------------------------
Class B                  4.44%     4.44%          3.48%
----------------------------------------------------------
Class C                  4.45%     4.45%          3.48%
----------------------------------------------------------
Class X                  4.65%     4.65%          3.73%
----------------------------------------------------------
--------------------------------------------------------------------------------


2. A portion of the Fund's income may be subject to income taxes.
3. MOP stands for Maximum Offering Price, and distribution yield at MOP (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/02) are annualized and divided by the period-end offering price. NAV stands for Net Asset Value, and distribution yield at NAV does not include sales charges. Falling share prices may artificially increase yields.


13 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE Continued
--------------------------------------------------------------------------------

TOP FIVE SECTORS(4)
Special Assessment          15.7%
---------------------------------
Marine/Aviation Facilities  13.0%
---------------------------------
General Obligation          12.1%
---------------------------------
Hospital/Health Care        11.9%
---------------------------------
Multifamily Housing          8.7%


------------------
CREDIT ALLOCATION(5)

                                 [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AAA        21.0%
AA         20.7%
A          33.8%
BBB        19.1%
BB          3.4%
D           0.1%
NR          1.9%
------------------


4. Sector weightings are as of 6/30/02, and are subject to change.
5. Portfolio data are as of 6/30/02, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard and Poor's rating category. The allocation includes securities rated by a national rating organization and those that are not rated, but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgement, to securities rated by a rating agency in the same category. See page 43 for further explanation.


14 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
TOTAL RETURNS (as of 6/30/02)(6)

                      CUMULATIVE                AVERAGE ANNUAL
                  NAV           MOP            NAV           MOP
               (WITHOUT     (WITH SALES     (WITHOUT     (WITH SALES
              SALES CHARGES)   CHARGES)   SALES CHARGES)    CHARGES)
----------------------------------------------------------------------
A SHARES
----------------------------------------------------------------------
6-month            2.67%       -0.93%            --            --
----------------------------------------------------------------------
1-Year             4.73%        1.06%          4.73%         1.06%
----------------------------------------------------------------------
5-Year            27.03%       22.58%          4.90%         4.16%
----------------------------------------------------------------------
10-Year           73.50%       67.43%          5.66%         5.29%
----------------------------------------------------------------------
Life (9/18/91)    89.01%       82.39%          6.08%         5.73%
----------------------------------------------------------------------

B SHARES
----------------------------------------------------------------------
6-month            2.29%        -1.72%           --            --
----------------------------------------------------------------------
1-Year             3.94%        -0.05%         3.94%        -0.05%
----------------------------------------------------------------------
5-Year            22.26%        21.26%         4.10%         3.93%
----------------------------------------------------------------------
Life (5/1/97)     24.28%        24.28%         4.30%         4.30%
----------------------------------------------------------------------

C SHARES
----------------------------------------------------------------------
6-month            2.29%         1.29%           --            --
----------------------------------------------------------------------
1-Year             3.94%         2.95%         3.94%         2.95%
----------------------------------------------------------------------
5-Year            21.98%        21.98%         4.05%         4.05%
----------------------------------------------------------------------
Life (5/1/97)     24.00%        24.00%         4.25%         4.25%
----------------------------------------------------------------------

X SHARES
----------------------------------------------------------------------
6-month            2.40%        -0.10%           --            --
----------------------------------------------------------------------
1-Year             4.18%         1.69%         4.18%         1.69%
----------------------------------------------------------------------
5-Year            23.70%        23.70%         4.35%         4.35%
----------------------------------------------------------------------
Life (5/1/95)     40.73%        40.73%         4.88%         4.88%
----------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Total returns include changes in share price and assume reinvestment of dividends and capital gains in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price and calculations for Class A returns at MOP include the current maximum initial sales charge of 3.50%. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-year), 1% (5-year) and 0% (life-of-class). Class C returns at MOP include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 12/30/01, 6/30/01, 6/30/97, and 5/1/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1-year), 0% (5-year) and 0% (life-of-class). An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset-based sales charge. The Fund no longer offers Class X shares. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com. Investment returns and the principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

15 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
    AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
  MUNICIPAL BONDS AND NOTES--96.9%
------------------------------------------------------------------------------------------------------------------------
  NEW YORK--83.8%
$  750,000 Albany County Airport Authority               5.500%        12/15/2019(s)     12/15/2009(b)       $   75,230
------------------------------------------------------------------------------------------------------------------------
     5,000 Albany GO                                     7.000         01/15/2010        01/15/2003(b)            5,073
------------------------------------------------------------------------------------------------------------------------
   258,528 Albany Hsg. Authority                         0.000         10/01/2012        10/01/2002(a)           86,341
------------------------------------------------------------------------------------------------------------------------
   250,000 Albany Hsg. Authority                         6.250         10/01/2012(s)     10/01/2007(b)          266,680
------------------------------------------------------------------------------------------------------------------------
   625,000 Albany IDA (Albany Medical Center)            5.600         05/01/2005        05/15/2004(c)          631,081
------------------------------------------------------------------------------------------------------------------------
 5,335,000 Albany IDA (Charitable Leadership)            5.500         07/01/2011        07/01/2011           5,462,400
------------------------------------------------------------------------------------------------------------------------
 5,810,000 Albany IDA (Charitable Leadership)            6.000         07/01/2019        07/01/2013(b)        5,982,208
------------------------------------------------------------------------------------------------------------------------
 1,735,000 Albany IDA (H. Johnson Office Park)           5.250         03/01/2018(s)     03/01/2003(f)        1,734,722
------------------------------------------------------------------------------------------------------------------------
    95,000 Albany IDA (Port of Albany)                   6.250         02/01/2005        02/20/2004(c)           95,136
------------------------------------------------------------------------------------------------------------------------
    50,000 Albany IDA (Spectrapark)                      7.500         12/01/2003        12/01/2002(b)           50,452
------------------------------------------------------------------------------------------------------------------------
 3,525,000 Albany IDA (Spectrapark)                      7.600         12/01/2009(s)     12/01/2002(b)        3,624,757
------------------------------------------------------------------------------------------------------------------------
   125,000 Albany IDA
           (University Heights-Albany Law School)        6.750         12/01/2019(s)     12/01/2009(b)          144,034
------------------------------------------------------------------------------------------------------------------------
 1,655,000 Albany IDA
           (University Heights-Albany Pharmacy)          6.750         12/01/2019(s)     12/01/2009(b)        1,899,096
------------------------------------------------------------------------------------------------------------------------
    15,000 Albany IDA
           (University Heights-Albany Pharmacy)          6.750         12/01/2029(s)     12/01/2009(b)           16,919
------------------------------------------------------------------------------------------------------------------------
 8,990,000 Albany Municipal Water
           Finance Authority                             5.500         12/01/2022(s)     12/01/2005(b)        9,139,414
------------------------------------------------------------------------------------------------------------------------
 1,000,000 Albany Municipal Water
           Finance Authority                             6.375         12/01/2017(s)     12/01/2009(b)        1,141,040
------------------------------------------------------------------------------------------------------------------------
    40,000 Albany Parking Authority                      0.000         09/15/2002        09/15/2002              39,815
------------------------------------------------------------------------------------------------------------------------
    25,000 Albany Parking Authority                      0.000         09/15/2003        09/15/2003              24,271
------------------------------------------------------------------------------------------------------------------------
   625,000 Albany Parking Authority                      0.000         09/15/2004        09/15/2004             587,150
------------------------------------------------------------------------------------------------------------------------
    20,000 Albany Parking Authority                      0.000         09/15/2005        09/15/2005              18,007
------------------------------------------------------------------------------------------------------------------------
 2,000,000 Albany Parking Authority                      5.625         07/15/2020(s)     07/15/2012(b)        2,043,040
------------------------------------------------------------------------------------------------------------------------
 1,000,000 Albany Parking Authority                      5.625         07/15/2025        07/15/2012(b)        1,011,440
------------------------------------------------------------------------------------------------------------------------
 3,630,000 Allegany County IDA (Atlantic Richfield)      6.625         09/01/2016        09/01/2002(b)        3,731,095
------------------------------------------------------------------------------------------------------------------------
 1,735,000 Amherst IDA (Daemen College)                  5.750         10/01/2011        01/22/2008(c)        1,772,910
------------------------------------------------------------------------------------------------------------------------
   490,000 Amherst IDA (Faculty-Student
           Assoc. of SUNY at Buffalo)                    5.750         04/01/2016        04/01/2012(b)          512,094
------------------------------------------------------------------------------------------------------------------------
   420,000 Amherst IDA (Faculty-Student
           Assoc. of SUNY at Buffalo)                    5.750         04/01/2017(s)     04/01/2012(b)          436,002
------------------------------------------------------------------------------------------------------------------------
   935,000 Andpress HDC (Andpress Plaza)                 6.600         01/15/2023(s)     08/01/2003(b)          948,361
------------------------------------------------------------------------------------------------------------------------
 6,940,000 Babylon IDA (WSNCHS East, Inc.)               6.500         08/01/2019(s)     08/01/2010(b)        7,813,746
------------------------------------------------------------------------------------------------------------------------
   200,000 Battery Park City Authority                   5.650         12/01/2013(s)     12/01/2002(b)          200,162
------------------------------------------------------------------------------------------------------------------------
   250,000 Battery Park City Authority                   5.700         11/01/2020        11/01/2005(b)          254,067
------------------------------------------------------------------------------------------------------------------------
   480,000 Battery Park City Authority                   5.700         11/01/2023        11/01/2005(b)          498,125
------------------------------------------------------------------------------------------------------------------------
 1,955,000 Battery Park City Authority                   5.750         06/01/2023(s)     12/01/2002(b)        2,005,048
------------------------------------------------------------------------------------------------------------------------
    95,000 Battery Park City Authority                   5.800         11/01/2022(s)     11/01/2005(b)           98,684
------------------------------------------------------------------------------------------------------------------------
   515,000 Blauvelt Volunteer Fire Company               6.000         10/15/2008        01/04/2006(c)          508,902
------------------------------------------------------------------------------------------------------------------------
    40,000 Brookhaven GO                                 6.400         10/01/2010        10/01/2002(b)           41,311
------------------------------------------------------------------------------------------------------------------------
   205,000 Brookhaven IDA (Dowling College)              6.400         03/01/2003        03/01/2003             206,950
------------------------------------------------------------------------------------------------------------------------
   785,000 Brookhaven IDA
           (Stony Brook Foundation)                      5.750         11/01/2008        01/18/2006(c)          804,115
------------------------------------------------------------------------------------------------------------------------


16 LIMITED TERM NEW YORK MUNICIPAL FUND


  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON         MATURITY            MATURITY*         SEE NOTE 1
=========================================================================================================================
 NEW YORK Continued

$   505,000 Buffalo GO                                    6.000%        12/01/2015        12/01/2009(b)      $   593,890
-------------------------------------------------------------------------------------------------------------------------
    760,000 Carnegie Redevelopment Corp.                  6.250         09/01/2005        03/30/2004(c)          759,810
-------------------------------------------------------------------------------------------------------------------------
  1,550,000 Carnegie Redevelopment Corp.                  6.500         09/01/2011        05/17/2009(c)        1,551,519
-------------------------------------------------------------------------------------------------------------------------
    435,000 Cattaraugus County IDA
            (Jamestown Community College)                 6.000         07/01/2012(s)     07/01/2010(b)          470,170
-------------------------------------------------------------------------------------------------------------------------
  8,675,000 Cayuga County COP
            (Auburn Memorial Hospital)                    6.000         01/01/2021(s)     01/01/2004(b)        9,095,824
-------------------------------------------------------------------------------------------------------------------------
  1,075,000 Chautaugua County Tobacco Asset
            Securitization Corp.                          6.250         07/01/2016        10/15/2008(c)        1,136,114
-------------------------------------------------------------------------------------------------------------------------
  2,035,000 Chautauqua County Tobacco Asset
            Securitization Corp.                          6.000         07/01/2012        10/15/2008(c)        2,105,370
-------------------------------------------------------------------------------------------------------------------------
  3,080,000 Chautauqua County Tobacco Asset
            Securitization Corp.                          6.500         07/01/2024(s)     07/01/2010(b)        3,251,217
-------------------------------------------------------------------------------------------------------------------------
 11,000,000 Chautauqua County Tobacco Asset
            Securitization Corp.                          6.750         07/01/2040(s)     07/01/2010(b)       11,749,650
-------------------------------------------------------------------------------------------------------------------------
    645,000 Clifton Springs Hospital & Clinic             7.000         01/01/2005        02/19/2004(c)          642,252
-------------------------------------------------------------------------------------------------------------------------
  6,690,000 Columbia County IDA
            (Hudson Valley Care Centers)                  6.875         03/20/2037(s)     03/20/2012(b)        7,587,263
-------------------------------------------------------------------------------------------------------------------------
  4,195,000 Cortland County IDA
            (Cortland Memorial Hospital)                  5.625         07/01/2024(s)     07/01/2013(b)        4,327,017
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Dutchess County IDA (Bard College)            7.000         11/01/2017(s)     11/01/2003(b)        1,054,660
-------------------------------------------------------------------------------------------------------------------------
  2,900,000 Dutchess County IDA
            (Vassar Brothers Hospital)                    6.500         04/01/2020(s)     04/01/2010(b)        3,104,305
-------------------------------------------------------------------------------------------------------------------------
  1,175,000 Dutchess County Res Rec (Solid Waste)         6.800         01/01/2010        01/01/2003(a)        1,227,464
-------------------------------------------------------------------------------------------------------------------------
     50,000 East Irondequoit CSD GO                       6.125         05/15/2008        11/15/2002(b)           51,811
-------------------------------------------------------------------------------------------------------------------------
    550,000 East Rochester Hsg. Authority
            (St. John's Meadows)                          5.750         08/01/2037(s)     08/01/2009(b)          573,545
-------------------------------------------------------------------------------------------------------------------------
     50,000 East Rochester UFSD GO                        6.750         06/15/2011        06/15/2003(b)           53,478
-------------------------------------------------------------------------------------------------------------------------
    290,000 Elmira HDC                                    7.500         08/01/2008        08/01/2002(b)          292,552
-------------------------------------------------------------------------------------------------------------------------
     20,000 Elmira HDC                                    7.500         08/01/2009        08/01/2002(b)           20,176
-------------------------------------------------------------------------------------------------------------------------
    145,000 Erie County IDA (FMC Corp.)                   6.000         02/01/2003        02/01/2003             145,202
-------------------------------------------------------------------------------------------------------------------------
    730,000 Erie County IDA (Medaille College)            7.250         11/01/2010        03/24/2007(c)          735,110
-------------------------------------------------------------------------------------------------------------------------
     65,000 Erie County IDA (Medaille College)            7.400         12/30/2002        12/30/2002              65,275
-------------------------------------------------------------------------------------------------------------------------
    145,000 Erie County IDA (Mercy Hospital)              5.900         06/01/2003        06/01/2003             144,031
-------------------------------------------------------------------------------------------------------------------------
  8,925,000 Erie County Tobacco Asset
            Securitization Corp.                          6.000         07/15/2020        09/16/2010(c)        9,287,801
-------------------------------------------------------------------------------------------------------------------------
    520,000 Erie County Tobacco Asset
            Securitization Corp.                          6.125         07/15/2030(s)     07/15/2011(b)          535,990
-------------------------------------------------------------------------------------------------------------------------
  5,860,000 Erie County Tobacco Asset
            Securitization Corp.                          6.250         07/15/2040(s)     07/15/2011(b)        6,091,470
-------------------------------------------------------------------------------------------------------------------------
 16,825,000 Erie County Tobacco Asset
            Securitization Corp.                          6.500         07/15/2024        07/15/2011(b)       17,795,971
-------------------------------------------------------------------------------------------------------------------------
  2,955,000 Erie County Tobacco Asset
            Securitization Corp.                          6.750         07/15/2040(s)     08/01/2025(b)        3,178,664
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Essex County IDA
            (International Paper Company)                 5.800         12/01/2019        12/01/2007(b)        1,004,470
-------------------------------------------------------------------------------------------------------------------------
     25,000 Fairport GO                                   5.000         05/15/2006        05/15/2006              25,040
-------------------------------------------------------------------------------------------------------------------------
    385,000 Franklin County IDA
            (Correctional Facilities)                     6.375         11/01/2002        11/01/2002             389,585
-------------------------------------------------------------------------------------------------------------------------



17 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               EFFECTIVE         MARKET VALUE
    AMOUNT                                              COUPON         MATURITY          MATURITY*           SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$1,825,000  Franklin County IDA COP                      8.125%        08/01/2006        03/28/2005(c)       $1,976,949
------------------------------------------------------------------------------------------------------------------------
 1,385,000 Franklin County SWMA                          6.000         06/01/2005        08/11/2004(c)        1,414,487
------------------------------------------------------------------------------------------------------------------------
 1,370,000 Franklin County SWMA                          6.125         06/01/2009(s)     06/01/2005(b)        1,418,155
------------------------------------------------------------------------------------------------------------------------
   360,000 Franklin County SWMA                          6.250         06/01/2015(s)     06/01/2005(b)          370,598
------------------------------------------------------------------------------------------------------------------------
   800,000 Hamilton EHC (Hamilton Apartments)           11.250         01/01/2015(s)     11/01/2002(b)          824,440
------------------------------------------------------------------------------------------------------------------------
 1,700,000 Hempstead IDA (Adelphi University)            5.750         06/01/2022(s)     06/01/2012(b)        1,769,700
------------------------------------------------------------------------------------------------------------------------
 2,700,000 Herkimer County IDA (Burrows Paper)(i)        8.000         01/01/2009        04/01/2006(c)        2,588,220
------------------------------------------------------------------------------------------------------------------------
   945,000 Herkimer County IDA
           (College Foundation)                          5.850         11/01/2010        03/20/2007(c)          985,229
------------------------------------------------------------------------------------------------------------------------
 2,340,000 Herkimer Hsg. Authority                       7.150         03/01/2011        10/19/2005(g)        2,372,830
------------------------------------------------------------------------------------------------------------------------
 3,000,000 Hsg. NY Corp.                                 5.500         11/01/2020(s)     11/01/2005(b)        3,058,830
------------------------------------------------------------------------------------------------------------------------
    15,000 Hudson HDC
           (Providence Hall-Schuyler Court)              6.400         07/01/2012(s)     01/01/2003(b)           15,226
------------------------------------------------------------------------------------------------------------------------
    25,000 Hudson HDC
           (Providence Hall-Schuyler Court)              6.500         01/01/2025(s)     01/01/2003(b)           25,371
------------------------------------------------------------------------------------------------------------------------
   325,000 Hudson IDA (Have, Inc.)                       7.125         12/01/2007        08/16/2005(c)          321,958
------------------------------------------------------------------------------------------------------------------------
 3,265,000 Jamestown Hsg. Authority                      6.125         07/01/2010        12/18/2005(g)        3,316,228
------------------------------------------------------------------------------------------------------------------------
 2,000,000 Jefferson County IDA
           (Champion International)                      7.200         12/01/2020        11/15/2002(b)        2,056,640
------------------------------------------------------------------------------------------------------------------------
 5,700,000 L.I. Power Authority, Series A                5.500         12/01/2029(s)     06/01/2003(b)        5,773,758
------------------------------------------------------------------------------------------------------------------------
    10,000 Liberty GO                                    8.200         10/15/2016        10/15/2002(b)           10,071
------------------------------------------------------------------------------------------------------------------------
    25,000 Liberty GO                                    8.200         10/15/2018        10/15/2002(b)           25,166
------------------------------------------------------------------------------------------------------------------------
    25,000 Liberty GO                                    8.200         10/15/2019        10/15/2002(b)           25,163
------------------------------------------------------------------------------------------------------------------------
    85,000 Lillian Cooper HDC                            7.000         01/01/2022(s)     07/01/2002(b)           85,096
------------------------------------------------------------------------------------------------------------------------
    25,000 Lillian Cooper HDC                            7.000         01/01/2023(s)     07/01/2002(b)           25,530
------------------------------------------------------------------------------------------------------------------------
    25,000 Lillian Cooper HDC                            7.375         01/01/2023(s)     07/01/2002(b)           25,036
------------------------------------------------------------------------------------------------------------------------
 3,950,000 Lockport HDC                                  6.000         10/01/2018(s)     10/01/2009(b)        4,124,116
------------------------------------------------------------------------------------------------------------------------
 1,030,000 Madison County IDA
           (Morrisville College)                         6.750         07/01/2007        02/23/2005(c)        1,058,346
------------------------------------------------------------------------------------------------------------------------
   425,000 Madison County IDA
           (Oneida Healthcare Center)                    5.300         07/01/2005        01/21/2004(c)          456,148
------------------------------------------------------------------------------------------------------------------------
 2,260,000 Madison County IDA
           (Oneida Healthcare Center)                    5.500         02/01/2016        02/01/2013(b)        2,379,531
------------------------------------------------------------------------------------------------------------------------
   170,000 Mechanicsville HDC                            6.900         08/01/2022(s)     08/01/2002(b)          170,495
------------------------------------------------------------------------------------------------------------------------
   230,000 Medina Hsg. Corp.                             8.250         08/15/2011(s)     08/15/2002(b)          234,025
------------------------------------------------------------------------------------------------------------------------
   480,000 Middleton IDA (Fleurchem, Inc.)(i)            7.125         12/01/2008        10/23/2005(c)          481,306
------------------------------------------------------------------------------------------------------------------------
 1,010,000 Middletown IDA
           (Southwinds Retirement Home)                  5.875         03/01/2007        02/28/2005(c)          986,730
------------------------------------------------------------------------------------------------------------------------
   160,000 Middletown IDA
           (Southwinds Retirement Home)                  7.250         03/01/2003        03/01/2003(c)          165,869
------------------------------------------------------------------------------------------------------------------------
     5,000 Monroe County Airport Authority
           (GRIA)                                        0.000         01/01/2004        01/01/2004               4,826
------------------------------------------------------------------------------------------------------------------------
 6,875,000 Monroe County COP                             8.050         01/01/2011(s)     07/01/2002(b)        7,057,875
------------------------------------------------------------------------------------------------------------------------
    30,000 Monroe County GO                              6.100         05/01/2003        11/01/2002(b)           30,624
------------------------------------------------------------------------------------------------------------------------
 1,990,000 Monroe County IDA (Al Sigl Center)            6.125         12/15/2008        03/12/2006(c)        2,017,104
------------------------------------------------------------------------------------------------------------------------
   680,000 Monroe County IDA (Al Sigl Center)            6.375         12/15/2005        07/12/2004(c)          706,527
------------------------------------------------------------------------------------------------------------------------
 1,135,000 Monroe County IDA (Al Sigl Center)            6.750         12/15/2010        02/01/2009(c)        1,161,934


18 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON         MATURITY            MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$   960,000 Monroe County IDA
            (Dayton Rogers Manufacturing)                 5.850%        12/01/2006        01/13/2005(c)     $    926,515
-------------------------------------------------------------------------------------------------------------------------
  1,285,000 Monroe County IDA
            (DePaul Community Facilities)                 6.500         02/01/2024(s)     02/01/2004(b)        1,342,375
-------------------------------------------------------------------------------------------------------------------------
  1,085,000 Monroe County IDA
            (DePaul Properties)                           5.900         09/01/2007        05/04/2005(c)        1,054,208
-------------------------------------------------------------------------------------------------------------------------
  1,260,000 Monroe County IDA (Piano Works)               6.625         11/01/2006        12/18/2004(c)        1,278,396
-------------------------------------------------------------------------------------------------------------------------
    100,000 Monroe County IDA
            (West End Business)                           6.750         12/01/2004        12/19/2003(c)          100,384
-------------------------------------------------------------------------------------------------------------------------
 13,915,000 Monroe County Tobacco Asset
            Securitization Corp.                          6.150         06/01/2025        11/03/2009(c)       14,381,987
-------------------------------------------------------------------------------------------------------------------------
 11,165,000 Monroe County Tobacco Asset
            Securitization Corp.                          6.375         06/01/2019(s)     06/01/2010(b)       11,817,929
-------------------------------------------------------------------------------------------------------------------------
 17,605,000 Monroe County Tobacco
            Asset Securitization Corp.                    6.375         06/01/2035(s)     06/01/2011(b)       18,445,111
-------------------------------------------------------------------------------------------------------------------------
  3,000,000 Monroe County Tobacco
            Asset Securitization Corp.                    6.625         06/01/2042(s)     06/01/2010(b)        3,195,090
-------------------------------------------------------------------------------------------------------------------------
    730,000 Montgomery County IDA (ASMF)(i,t,u)           6.500         01/15/2003        01/15/2003             436,175
-------------------------------------------------------------------------------------------------------------------------
    375,000 Mount Vernon IDA (Meadowview)                 6.000         06/01/2009        01/31/2007(c)          369,772
-------------------------------------------------------------------------------------------------------------------------
     20,000 MTA Commuter Facilities, Series 5             6.700         07/01/2003        07/01/2002(b)           20,291
-------------------------------------------------------------------------------------------------------------------------
     25,000 MTA Commuter Facilities, Series 7             5.625         07/01/2016(s)     07/01/2003(b)           26,505
-------------------------------------------------------------------------------------------------------------------------
  6,600,000 MTA Commuter Facilities, Series A             6.500         07/01/2016        07/01/2007(b)        7,701,870
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 MTA Dedicated Tax Fund, Series A              6.125         04/01/2015        04/01/2010(b)        2,274,780
-------------------------------------------------------------------------------------------------------------------------
     75,000 MTA Service Contract, Series 5                6.000         07/01/2018(s)     07/01/2002(b)           75,297
-------------------------------------------------------------------------------------------------------------------------
    115,000 MTA Service Contract, Series 5                6.000         07/01/2018(s)     07/01/2002(b)          115,455
-------------------------------------------------------------------------------------------------------------------------
     45,000 MTA Service Contract, Series 5                6.000         07/01/2018(s)     07/01/2002(b)           45,179
-------------------------------------------------------------------------------------------------------------------------
    495,000 MTA Service Contract, Series 5                6.000         07/01/2018(s)     07/01/2002(b)          496,965
-------------------------------------------------------------------------------------------------------------------------
     20,000 MTA Service Contract, Series 5                6.500         07/01/2016(s)     07/01/2002(b)           20,287
-------------------------------------------------------------------------------------------------------------------------
    125,000 MTA Service Contract, Series 5                6.500         07/01/2016(s)     07/01/2002(b)          126,796
-------------------------------------------------------------------------------------------------------------------------
     30,000 MTA Service Contract, Series 5                6.900         07/01/2005        07/01/2002(b)           30,441
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 MTA Service Contract, Series 5                7.000         07/01/2012(s)     07/01/2002(b)        1,014,790
-------------------------------------------------------------------------------------------------------------------------
  7,135,000 MTA, Series A                                 6.500         07/01/2016        07/01/2007(b)        8,326,188
-------------------------------------------------------------------------------------------------------------------------
     15,000 MTA, Series K                                 6.000         07/01/2016(s)     07/01/2002(b)           15,006
-------------------------------------------------------------------------------------------------------------------------
     65,000 MTA, Series M                                 6.000         07/01/2014(s)     07/01/2003(b)           68,860
-------------------------------------------------------------------------------------------------------------------------
 15,000,000 MTA, Series U                                 5.750         11/15/2032        11/15/2012(b)       15,882,750
-------------------------------------------------------------------------------------------------------------------------
     20,000 Nassau County GO                              6.375         05/15/2013        11/15/2002(b)           20,734
-------------------------------------------------------------------------------------------------------------------------
    710,000 Nassau County GO
            Combined Sewer Districts, Series F            7.000         03/01/2015        03/01/2010(b)          842,557
-------------------------------------------------------------------------------------------------------------------------
    720,000 Nassau County GO
            Combined Sewer Districts, Series F            7.000         03/01/2016        03/01/2010(b)          850,788
-------------------------------------------------------------------------------------------------------------------------
    730,000 Nassau County GO
            Combined Sewer Districts, Series F            7.000         03/01/2017        03/01/2010(b)          860,502
-------------------------------------------------------------------------------------------------------------------------
    740,000 Nassau County GO
             Combined Sewer Districts, Series F           7.000         03/01/2018        03/01/2010(b)          866,473
-------------------------------------------------------------------------------------------------------------------------
    745,000 Nassau County GO
            Combined Sewer Districts, Series F            7.000         03/01/2019        03/01/2010(b)          868,625
-------------------------------------------------------------------------------------------------------------------------
     90,000 Nassau County GO
            Combined Sewer Districts, Series F            7.000         03/01/2020        03/01/2010(b)          104,174

19 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
    AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
  NEW YORK Continued

$1,300,000 Nassau County GO
           General Improvement, Series F                 6.500%        03/01/2018        03/01/2010(b)      $ 1,479,270
------------------------------------------------------------------------------------------------------------------------
 1,635,000 Nassau County GO
           General Improvement, Series F                 6.500         03/01/2019        03/01/2010(b)        1,850,215
------------------------------------------------------------------------------------------------------------------------
   705,000 Nassau County GO
           General Improvement, Series F                 7.000         03/01/2014        03/01/2010(b)          839,176
------------------------------------------------------------------------------------------------------------------------
 3,435,000 Nassau County GO
           General Improvement, Series F                 7.000         03/01/2016        03/01/2010(b)        4,058,968
------------------------------------------------------------------------------------------------------------------------
   190,000 Nassau County IDA (ACLD)                      7.250         10/01/2004        10/10/2003(c)          191,951
------------------------------------------------------------------------------------------------------------------------
   615,000 Nassau County IDA (ALIA - ACDS)               7.000         10/01/2016        11/01/2010(c)          601,501
------------------------------------------------------------------------------------------------------------------------
   915,000 Nassau County IDA (ALIA - CMA)                7.000         10/01/2016        11/01/2010(c)          894,916
------------------------------------------------------------------------------------------------------------------------
   700,000 Nassau County IDA (ALIA - CRR)                7.000         10/01/2016        11/01/2010(c)          684,635
------------------------------------------------------------------------------------------------------------------------
   150,000 Nassau County IDA (ALIA - FREE)               7.000         10/01/2016        11/01/2010(c)          146,707
------------------------------------------------------------------------------------------------------------------------
   640,000 Nassau County IDA (ALIA - HKSB)               7.000         10/01/2016        11/01/2010(c)          630,560
------------------------------------------------------------------------------------------------------------------------
   415,000 Nassau County IDA
           (North Shore CFGA)                            5.750         05/01/2008        07/25/2005(c)          397,421
------------------------------------------------------------------------------------------------------------------------
 1,205,000 Nassau County IDA
           (United Cerebral Palsy)                       5.750         11/01/2007        06/27/2005(c)        1,189,769
------------------------------------------------------------------------------------------------------------------------
 2,915,000 Nassau County IDA
           (United Cerebral Palsy)                       5.750         11/01/2009        05/26/2006(c)        2,852,357
------------------------------------------------------------------------------------------------------------------------
   680,000 Nassau County
           Tobacco Settlement Corp.                      5.300         07/15/2012        07/15/2003(e)          700,543
------------------------------------------------------------------------------------------------------------------------
   545,000 Nassau County
           Tobacco Settlement Corp.                      5.400         07/15/2013        07/15/2004(e)          564,958
------------------------------------------------------------------------------------------------------------------------
   615,000 Nassau County
           Tobacco Settlement Corp.                      5.500         07/15/2014        07/15/2005(e)          636,082
------------------------------------------------------------------------------------------------------------------------
   645,000 Nassau County
           Tobacco Settlement Corp.                      5.625         07/15/2015        07/15/2006(e)          674,767
------------------------------------------------------------------------------------------------------------------------
   590,000 Nassau County
           Tobacco Settlement Corp.                      5.750         07/15/2016        07/15/2007(e)          612,196
------------------------------------------------------------------------------------------------------------------------
   150,000 Nassau County
           Tobacco Settlement Corp.                      6.125         07/15/2018        07/15/2010(e)          157,167
------------------------------------------------------------------------------------------------------------------------
   250,000 Nassau County
           Tobacco Settlement Corp.                      6.250         07/15/2020        07/15/2010(b)          259,992
------------------------------------------------------------------------------------------------------------------------
   190,000 Nassau County
           Tobacco Settlement Corp.                      6.250         07/15/2021(s)     07/15/2010(b)          197,345
------------------------------------------------------------------------------------------------------------------------
 9,595,000 Nassau County
           Tobacco Settlement Corp.                      6.400         07/15/2033(s)     07/15/2010(b)       10,032,820
------------------------------------------------------------------------------------------------------------------------
 5,000,000 Nassau County
           Tobacco Settlement Corp.                      6.500         07/15/2027(s)     07/15/2010(b)        5,266,650
------------------------------------------------------------------------------------------------------------------------
 3,000,000 Nassau County
           Tobacco Settlement Corp.                      6.600         07/15/2039(s)     07/15/2009(b)        3,175,200
------------------------------------------------------------------------------------------------------------------------
    50,000 New Rochelle GO, Series A                     6.200         03/15/2021        03/15/2004(b)           53,737
------------------------------------------------------------------------------------------------------------------------
 1,295,000 New Rochelle IDA
           (College of New Rochelle)                     5.500         07/01/2019        10/13/2010(g)        1,318,465
------------------------------------------------------------------------------------------------------------------------
 8,210,000 New Rochelle Municipal Hsg. Authority         5.550         12/01/2014        04/08/2011(g)        8,237,668
------------------------------------------------------------------------------------------------------------------------
    85,000 New Rochelle Municipal Hsg. Authority         6.500         12/01/2014(s)     12/01/2011(b)           87,528
------------------------------------------------------------------------------------------------------------------------
   195,000 Newark SCHC
           (Newark Rose Garden Apartments)               9.000         03/01/2011(s)     09/01/2002(b)          199,140


20 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
=========================================================================================================================
   NEW YORK Continued

$ 1,945,000 Newark-Wayne Community Hospital               7.600%        09/01/2015        05/04/2010(c)      $ 1,898,359
-------------------------------------------------------------------------------------------------------------------------
     60,000 Newburgh GO                                   7.600         04/01/2008        10/01/2002(b)           60,942
-------------------------------------------------------------------------------------------------------------------------
    350,000 Niagara County IDA (Sevenson Hotel)           5.750         05/01/2003        05/01/2003(c)          349,604
-------------------------------------------------------------------------------------------------------------------------
  5,000,000 Niagara County IDA
            (Solid Waste Disposal)                        5.450         11/15/2025        11/15/2012(d)        5,117,100
-------------------------------------------------------------------------------------------------------------------------
  7,000,000 Niagara County IDA
            (Solid Waste Disposal)                        5.550         11/15/2024        11/15/2013(d)        7,180,040
-------------------------------------------------------------------------------------------------------------------------
  1,175,000 Niagara County
            Tobacco Asset Securitization Corp.            5.875         05/15/2022        05/15/2011(b)        1,186,233
-------------------------------------------------------------------------------------------------------------------------
    655,000 Niagara County
            Tobacco Asset Securitization Corp.            6.250         05/15/2034(s)     05/15/2011(b)          680,473
-------------------------------------------------------------------------------------------------------------------------
    185,000 Niagara County
            Tobacco Asset Securitization Corp.            6.250         05/15/2040(s)     05/15/2011(b)          192,195
-------------------------------------------------------------------------------------------------------------------------
 11,995,000 Niagara County
            Tobacco Asset Securitization Corp.            6.750         05/15/2029(s)     05/15/2010(b)       12,873,514
-------------------------------------------------------------------------------------------------------------------------
  1,195,000 Niagara Falls CSD COP
            (High School Facility)                        6.500         06/15/2019        06/15/2009(b)        1,290,576
-------------------------------------------------------------------------------------------------------------------------
  2,500,000 Niagara Frontier Transportation
            Authority (Buffalo Niagara
            International Airport)                        5.625         04/01/2029(s)     04/01/2009(b)        2,590,675
-------------------------------------------------------------------------------------------------------------------------
  2,495,000 NY Counties Tobacco Trust I (TASC)            5.800         06/01/2023        04/16/2005(c)        2,539,885
-------------------------------------------------------------------------------------------------------------------------
 14,195,000 NY Counties Tobacco Trust I (TASC)            6.300         06/01/2019(s)     06/01/2010(b)       14,910,144
-------------------------------------------------------------------------------------------------------------------------
  2,220,000 NY Counties Tobacco Trust I (TASC)            6.500         06/01/2035(s)     06/01/2011(b)        2,345,164
-------------------------------------------------------------------------------------------------------------------------
 29,430,000 NY Counties Tobacco Trust II (TASC)           5.250         06/01/2025        04/30/2009(c)       28,383,763
-------------------------------------------------------------------------------------------------------------------------
  7,055,000 NY Counties Tobacco Trust II (TASC)           5.625         06/01/2035        04/22/2019(c)        6,899,508
-------------------------------------------------------------------------------------------------------------------------
  1,675,000 NY Counties Tobacco Trust II (TASC)           5.750         06/01/2014        06/01/2012(b)        1,756,907
-------------------------------------------------------------------------------------------------------------------------
  2,120,000 NY Counties Tobacco Trust II (TASC)           6.000         06/01/2015        06/01/2012(b)        2,247,560
-------------------------------------------------------------------------------------------------------------------------
  2,330,000 NY Counties Tobacco Trust II (TASC)           6.000         06/01/2016        06/01/2012(b)        2,451,766
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                        5.500         10/01/2014        10/01/2005(b)           20,595
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        5.500         10/01/2016        10/01/2005(b)           10,259
-------------------------------------------------------------------------------------------------------------------------
 14,765,000 NYC GO                                        5.500         05/15/2024(s)     05/15/2012(b)       15,017,334
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        5.600         12/01/2010        12/01/2002(b)           15,082
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        5.625         10/01/2012        10/01/2003(b)           10,277
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                        5.625         10/01/2013        10/01/2005(b)           21,030
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        5.625         08/01/2014        08/01/2006(b)           15,893
-------------------------------------------------------------------------------------------------------------------------
  7,265,000 NYC GO                                        5.625         03/15/2017        03/15/2012(b)        7,647,575
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                        5.750         08/15/2012        08/15/2005(b)           20,558
-------------------------------------------------------------------------------------------------------------------------
 10,750,000 NYC GO                                        5.750         10/15/2012        10/15/2007(b)       11,856,390
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        5.750         05/15/2013        05/15/2005(b)           15,646
-------------------------------------------------------------------------------------------------------------------------
  1,200,000 NYC GO                                        5.750         02/01/2014(s)     02/01/2006(b)        1,270,884
-------------------------------------------------------------------------------------------------------------------------
    505,000 NYC GO                                        5.750         02/01/2015(s)     02/01/2008(b)          527,442
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        5.750         08/01/2015        08/01/2005(b)           26,299
-------------------------------------------------------------------------------------------------------------------------
    500,000 NYC GO                                        5.750         08/01/2018        08/01/2012(b)          530,835
-------------------------------------------------------------------------------------------------------------------------
    500,000 NYC GO                                        5.750         08/01/2018        08/01/2012(b)          530,835
-------------------------------------------------------------------------------------------------------------------------
  1,400,000 NYC GO                                        5.750         02/01/2019(s)     02/01/2008(b)        1,465,058
-------------------------------------------------------------------------------------------------------------------------
  7,195,000 NYC GO                                        5.750         03/15/2022        03/15/2012(b)        7,495,967
-------------------------------------------------------------------------------------------------------------------------
 14,280,000 NYC GO                                        5.750          2/01/2022        12/01/2011(b)       14,864,052
-------------------------------------------------------------------------------------------------------------------------


21 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$    60,000 NYC GO                                        5.800%        08/01/2013        08/01/2005(b)      $    63,077
------------------------------------------------------------------------------------------------------------------------
 10,520,000 NYC GO                                        5.875         06/01/2019        06/01/2012(b)       11,203,169
-------------------------------------------------------------------------------------------------------------------------
 12,015,000 NYC GO                                        5.875         08/01/2019        08/01/2012(b)       12,805,227
-------------------------------------------------------------------------------------------------------------------------
  8,075,000 NYC GO                                        5.875         06/01/2020        06/01/2012(b)        8,554,090
-------------------------------------------------------------------------------------------------------------------------
  9,770,000 NYC GO                                        5.875         06/01/2021        06/01/2012(b)       10,310,672
-------------------------------------------------------------------------------------------------------------------------
  4,250,000 NYC GO                                        5.875         08/01/2024(s)     08/01/2008(b)        4,417,025
-------------------------------------------------------------------------------------------------------------------------
    430,000 NYC GO                                        5.875         08/01/2024(s)     08/01/2006(b)          452,360
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        5.900         08/01/2010        08/01/2006(b)           26,834
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYC GO                                        6.000         08/01/2006        08/01/2002(a)           50,249
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        6.000         08/01/2006        08/01/2002(b)           15,057
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        6.000         08/01/2007        08/01/2002(b)           10,038
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                        6.000         08/01/2008        08/01/2002(b)            5,019
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        6.000         08/01/2009        08/01/2002(b)           10,188
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        6.000         05/15/2010        05/15/2003(b)           15,760
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                        6.000         08/01/2010        08/01/2003(b)           31,749
-------------------------------------------------------------------------------------------------------------------------
     55,000 NYC GO                                        6.000         02/01/2011        02/01/2006(b)           58,607
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                        6.000         02/15/2011        02/15/2005(b)           31,450
-------------------------------------------------------------------------------------------------------------------------
    140,000 NYC GO                                        6.000         08/01/2011        08/01/2002(a)          140,536
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        6.000         08/01/2011        08/01/2003(b)           26,457
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                        6.000         02/15/2012        02/15/2005(b)            5,517
-------------------------------------------------------------------------------------------------------------------------
     40,000 NYC GO                                        6.000         02/15/2012        02/15/2005(b)           41,831
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                        6.000         08/01/2012        08/01/2002(a)           30,169
-------------------------------------------------------------------------------------------------------------------------
    115,000 NYC GO                                        6.000         08/01/2012        08/01/2003(b)          118,461
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        6.000         02/15/2013        02/15/2013(b)           16,065
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        6.000         02/15/2014        02/15/2005(b)           10,415
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        6.000         02/15/2015        02/15/2005(b)           15,596
-------------------------------------------------------------------------------------------------------------------------
    450,000 NYC GO                                        6.000         08/01/2015        08/01/2002(a)          451,809
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        6.000         08/01/2016(s)     08/01/2006(b)           10,705
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC GO                                        6.000         05/15/2019        05/15/2010(b)        2,148,460
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                        6.000         05/15/2019        05/15/2003(b)           10,232
-------------------------------------------------------------------------------------------------------------------------
  1,210,000 NYC GO                                        6.000         05/15/2022        05/15/2010(b)        1,290,840
-------------------------------------------------------------------------------------------------------------------------
     90,000 NYC GO                                        6.000         08/01/2026(s)     08/01/2006(b)           94,170
-------------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                        6.000         08/15/2026(s)     08/15/2008(b)          105,540
-------------------------------------------------------------------------------------------------------------------------
     65,000 NYC GO                                        6.125         08/01/2011        08/01/2004(b)           70,847
-------------------------------------------------------------------------------------------------------------------------
    210,000 NYC GO                                        6.125         08/01/2025(s)     08/01/2007(b)          224,440
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        6.250         10/01/2008        10/01/2002(b)           15,411
-------------------------------------------------------------------------------------------------------------------------
     75,000 NYC GO                                        6.250         08/01/2010        08/01/2004(b)           81,946
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC GO                                        6.250         08/01/2012        08/01/2006(b)        2,154,760
-------------------------------------------------------------------------------------------------------------------------
  4,050,000 NYC GO                                        6.250         08/01/2013        08/01/2006(b)        4,355,532
-------------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                        6.250         08/01/2016        08/01/2002(b)          101,883
-------------------------------------------------------------------------------------------------------------------------
     60,000 NYC GO                                        6.250         08/01/2017        08/01/2002(b)           61,136
-------------------------------------------------------------------------------------------------------------------------
    130,000 NYC GO                                        6.250         08/01/2018        08/01/2002(b)          132,448
-------------------------------------------------------------------------------------------------------------------------
    165,000 NYC GO                                        6.250         08/01/2019        08/01/2004(b)          167,696
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        6.250         08/01/2020(s)     08/01/2002(b)           25,478
------------------------------------------------------------------------------------------------------------------------
    420,000 NYC GO                                        6.250         08/01/2021        08/01/2002(b)          428,148
------------------------------------------------------------------------------------------------------------------------


22 LIMITED TERM NEW YORK MUNICIPAL FUND

 PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
    AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
  NEW YORK Continued

$4,805,000 NYC GO                                        6.375%        08/01/2004        08/01/2002(b)       $4,897,064
------------------------------------------------------------------------------------------------------------------------
   170,000 NYC GO                                        6.375         08/01/2005        08/01/2002(b)          173,257
------------------------------------------------------------------------------------------------------------------------
   440,000 NYC GO                                        6.375         08/01/2006        08/01/2002(b)          448,430
------------------------------------------------------------------------------------------------------------------------
 1,460,000 NYC GO                                        6.375         08/01/2007        08/01/2002(b)        1,485,389
------------------------------------------------------------------------------------------------------------------------
 4,000,000 NYC GO                                        6.375         08/15/2009        08/15/2005(b)        4,427,640
------------------------------------------------------------------------------------------------------------------------
 1,495,000 NYC GO                                        6.375         08/01/2010        08/01/2005(b)        1,626,620
------------------------------------------------------------------------------------------------------------------------
   815,000 NYC GO                                        6.375         08/15/2010        08/15/2005(b)          902,132
------------------------------------------------------------------------------------------------------------------------
 5,400,000 NYC GO                                        6.375         08/01/2012        08/15/2005(b)        5,977,314
------------------------------------------------------------------------------------------------------------------------
    95,000 NYC GO                                        6.500         08/01/2005        08/01/2002(b)           96,831
------------------------------------------------------------------------------------------------------------------------
    20,000 NYC GO                                        6.500         08/01/2006        08/01/2002(b)           20,385
------------------------------------------------------------------------------------------------------------------------
    20,000 NYC GO                                        6.500         08/01/2007        08/01/2002(b)           20,385
------------------------------------------------------------------------------------------------------------------------
    95,000 NYC GO                                        6.500         08/01/2008        08/01/2002(b)           96,831
------------------------------------------------------------------------------------------------------------------------
 8,715,000 NYC GO                                        6.500         08/01/2011        08/01/2002(b)        8,886,424
------------------------------------------------------------------------------------------------------------------------
    70,000 NYC GO                                        6.500         08/01/2012        08/01/2002(b)           71,374
------------------------------------------------------------------------------------------------------------------------
    55,000 NYC GO                                        6.500         08/01/2013        08/01/2002(b)           56,080
------------------------------------------------------------------------------------------------------------------------
    85,000 NYC GO                                        6.500         08/01/2014        08/01/2002(b)           86,630
------------------------------------------------------------------------------------------------------------------------
   103,000 NYC GO                                        6.500         08/01/2014        08/01/2005(b)          113,876
------------------------------------------------------------------------------------------------------------------------
    40,000 NYC GO                                        6.500         08/01/2016        08/01/2005(b)           44,224
------------------------------------------------------------------------------------------------------------------------
 7,500,000 NYC GO                                        6.500         05/15/2017        05/15/2010(b)        8,418,900
------------------------------------------------------------------------------------------------------------------------
    95,000 NYC GO                                        6.500         08/01/2019(s)     08/01/2005(b)          100,306
------------------------------------------------------------------------------------------------------------------------
    70,000 NYC GO                                        6.600         10/01/2016        10/01/2002(b)           71,870
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        6.750         10/01/2006        10/01/2002(b)            5,143
------------------------------------------------------------------------------------------------------------------------
    20,000 NYC GO                                        7.000         08/15/2002        08/15/2002(a)           20,142
------------------------------------------------------------------------------------------------------------------------
    35,000 NYC GO                                        7.000         02/01/2003        08/01/2002(a)           35,173
------------------------------------------------------------------------------------------------------------------------
   260,000 NYC GO                                        7.000         02/01/2006        08/01/2002(b)          265,018
------------------------------------------------------------------------------------------------------------------------
   160,000 NYC GO                                        7.000         12/01/2006        12/01/2002(b)          163,677
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.000         02/01/2009        08/01/2002(b)            5,024
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.000         10/01/2010        10/01/2002(b)            5,147
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.000         12/01/2010        12/01/2002(b)            5,111
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.000         02/01/2011        08/01/2002(b)            5,024
------------------------------------------------------------------------------------------------------------------------
    30,000 NYC GO                                        7.000         02/01/2012        08/01/2002(b)           30,139
------------------------------------------------------------------------------------------------------------------------
    25,000 NYC GO                                        7.000         10/01/2015        10/01/2002(a)           25,161
------------------------------------------------------------------------------------------------------------------------
    70,000 NYC GO                                        7.000         10/01/2016        10/01/2002(a)           70,451
------------------------------------------------------------------------------------------------------------------------
    15,000 NYC GO                                        7.000         02/01/2017        08/01/2002(b)           15,302
------------------------------------------------------------------------------------------------------------------------
   120,000 NYC GO                                        7.000         02/01/2018        08/01/2002(b)          122,322
------------------------------------------------------------------------------------------------------------------------
    35,000 NYC GO                                        7.000         10/01/2018        10/01/2002(a)           35,491
------------------------------------------------------------------------------------------------------------------------
    15,000 NYC GO                                        7.000         10/01/2019        10/01/2002(a)           15,454
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.100         02/01/2004        08/01/2002(b)            5,021
------------------------------------------------------------------------------------------------------------------------
    30,000 NYC GO                                        7.200         08/01/2002        08/01/2002              30,148
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.200         02/01/2005        08/01/2002(b)            5,025
------------------------------------------------------------------------------------------------------------------------
    40,000 NYC GO                                        7.250         10/01/2005        10/01/2002(a)           40,584
------------------------------------------------------------------------------------------------------------------------
   100,000 NYC GO                                        7.250         02/01/2007        08/01/2002(a)          100,517
------------------------------------------------------------------------------------------------------------------------
     5,000 NYC GO                                        7.250         02/01/2007        08/01/2002(b)            5,025
------------------------------------------------------------------------------------------------------------------------
    15,000 NYC GO                                        7.250         08/15/2017        08/15/2002(a)           16,574
------------------------------------------------------------------------------------------------------------------------
   120,000 NYC GO                                        7.500         08/15/2003        08/15/2002(b)          120,890


23 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$    20,000 NYC GO                                        7.500%        12/01/2003        12/01/2002(a)     $     20,502
-------------------------------------------------------------------------------------------------------------------------
 10,135,000 NYC GO                                        7.500         02/01/2004        08/01/2002(b)       10,365,064
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC GO                                        7.500         02/01/2004        08/01/2002(b)        2,039,340
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        7.500         12/01/2004        12/01/2002(a)           25,627
-------------------------------------------------------------------------------------------------------------------------
    160,000 NYC GO                                        7.500         02/01/2005        08/01/2002(b)          163,155
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                        7.500         08/15/2005        08/15/2002(b)            5,037
-------------------------------------------------------------------------------------------------------------------------
  2,445,000 NYC GO                                        7.500         02/01/2006        08/01/2002(b)        2,493,215
-------------------------------------------------------------------------------------------------------------------------
    160,000 NYC GO                                        7.500         02/01/2007        08/01/2002(b)          163,155
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                        7.500         02/01/2008        08/01/2002(b)           25,513
-------------------------------------------------------------------------------------------------------------------------
    785,000 NYC GO                                        7.500         02/01/2009        08/01/2002(b)          800,480
-------------------------------------------------------------------------------------------------------------------------
     40,000 NYC GO                                        7.650         02/01/2007        08/01/2002(b)           40,794
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                        7.700         02/01/2009        08/01/2002(b)            5,099
-------------------------------------------------------------------------------------------------------------------------
     75,000 NYC GO                                        7.750         08/15/2006        08/15/2002(b)           76,494
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                        7.750         08/15/2007        08/15/2002(b)           15,299
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                        7.750         08/15/2014        08/15/2002(b)           20,399
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                        7.750         08/15/2028        08/15/2002(b)           20,152
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                        8.000         08/01/2003        08/01/2002(b)            5,028
-------------------------------------------------------------------------------------------------------------------------
     60,000 NYC GO                                        8.000         08/01/2003        08/01/2002(b)           60,789
-------------------------------------------------------------------------------------------------------------------------
  3,050,000 NYC GO                                        9.813(r)      08/27/2015        08/01/2003(b)        3,265,482
-------------------------------------------------------------------------------------------------------------------------
  1,355,000 NYC GO CAB                                    0.000(v)      05/15/2014        05/15/2008(b)        1,394,837
-------------------------------------------------------------------------------------------------------------------------
  5,000,000 NYC GO CARS(s)                               10.370(r)      09/01/2011        08/01/2002(b)        5,185,700
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYC GO DIAMONDS                               0.000(v)      08/01/2007        08/01/2002(b)           85,935
-------------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO DIAMONDS                               0.000(v)      02/01/2025        02/01/2006(b)           85,003
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO DIAMONDS                               0.000(v)      08/01/2025(s)     08/01/2007(b)           19,665
-------------------------------------------------------------------------------------------------------------------------
    155,000 NYC GO LIMO                                   7.000         02/01/2007        08/01/2002(b)          157,971
-------------------------------------------------------------------------------------------------------------------------
    115,000 NYC GO PRAMS                                  0.000(v)      10/01/2006        10/01/2002(b)          116,227
-------------------------------------------------------------------------------------------------------------------------
  4,200,000 NYC GO RIBS(s)                                9.715(r)      07/29/2010        08/01/2003(b)        4,525,332
-------------------------------------------------------------------------------------------------------------------------
  5,400,000 NYC GO RIBS(s)                                9.813(r)      08/22/2013        08/01/2003(b)        5,793,390
-------------------------------------------------------------------------------------------------------------------------
 13,150,000 NYC GO RIBS(s)                               10.490(r)      08/01/2013        08/01/2003(b)       14,302,860
-------------------------------------------------------------------------------------------------------------------------
    325,000 NYC HDC (Barclay Avenue)                      5.750         04/01/2007        02/03/2005(c)          349,544
-------------------------------------------------------------------------------------------------------------------------
  1,715,000 NYC HDC (Multifamily Hsg.), Series A          6.550         10/01/2015(s)     04/01/2003(b)        1,768,062
-------------------------------------------------------------------------------------------------------------------------
 29,000,000 NYC HDC (Multifamily Hsg.), Series A          6.600         04/01/2030(s)     04/01/2003(b)       29,879,280
-------------------------------------------------------------------------------------------------------------------------
    120,000 NYC HDC (Multifamily Hsg.), Series B          5.700         11/01/2013(s)     05/01/2003(b)          123,812
-------------------------------------------------------------------------------------------------------------------------
    420,000 NYC HDC (Multifamily Hsg.), Series B          5.850         05/01/2026(s)     05/01/2003(b)          432,470
-------------------------------------------------------------------------------------------------------------------------
  1,434,770 NYC HDC (Pass Through Certificate)(i)         6.500         09/20/2003        05/24/2003(c)        1,512,104
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYC Health & Hospital Corp.                   5.625         02/15/2013(s)     02/15/2003(b)           20,793
-------------------------------------------------------------------------------------------------------------------------
    580,000 NYC Health & Hospital Corp.                   5.750         02/15/2022(s)     02/15/2005(b)          596,600
-------------------------------------------------------------------------------------------------------------------------
 26,500,000 NYC Health & Hospital Corp. LEVRRS(s)         9.492(r)      02/15/2011        02/15/2003(b)       27,991,155
-------------------------------------------------------------------------------------------------------------------------
  5,220,000 NYC HDC, Series B                             5.875         11/01/2018(s)     05/01/2009(b)        5,386,936
-------------------------------------------------------------------------------------------------------------------------
  1,675,000 NYC IDA
            (Acme Architectural Products)                 5.875         11/01/2009        08/21/2006(c)        1,582,456
-------------------------------------------------------------------------------------------------------------------------
 10,000,000 NYC IDA
            (Airis JFK I/JFK International Airport)       6.000         07/01/2015        03/21/2011(g)       10,194,900
-------------------------------------------------------------------------------------------------------------------------
    600,000 NYC IDA (ALA Realty)                          7.000         12/01/2005        07/01/2004(c)          616,356



24 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$   570,000 NYC IDA (Atlantic Veal & Lamb)                7.250%        12/01/2008        03/16/2006(c)      $   576,772
-------------------------------------------------------------------------------------------------------------------------
    255,000 NYC IDA
            (Brooklyn Heights Montessori School)          7.500         01/01/2007        02/26/2005(c)          257,236
-------------------------------------------------------------------------------------------------------------------------
    670,000 NYC IDA (Chardan Corp.)                       6.250         11/01/2008        01/24/2006(c)          664,807
-------------------------------------------------------------------------------------------------------------------------
    235,000 NYC IDA (College of Aeronautics)              5.500         05/01/2012        05/01/2012             238,191
-------------------------------------------------------------------------------------------------------------------------
    550,000 NYC IDA (College of Aeronautics)              5.500         05/01/2013        05/01/2013             552,909
-------------------------------------------------------------------------------------------------------------------------
    785,000 NYC IDA (College of Mount St. Vincent)        7.000         05/01/2008        04/02/2003(g)          820,733
-------------------------------------------------------------------------------------------------------------------------
    360,000 NYC IDA (College of New Rochelle)             6.200         09/01/2010(s)     09/01/2005(b)          385,085
-------------------------------------------------------------------------------------------------------------------------
    500,000 NYC IDA (College of New Rochelle)             6.300         09/01/2015(s)     09/01/2005(b)          527,055
-------------------------------------------------------------------------------------------------------------------------
    595,000 NYC IDA
            (Comprehensive Care Management)               5.750         11/01/2008        01/23/2006(c)          588,735
-------------------------------------------------------------------------------------------------------------------------
    235,000 NYC IDA
            (Comprehensive Care Management)               5.750         11/01/2008        01/09/2006(c)          232,525
-------------------------------------------------------------------------------------------------------------------------
    490,000 NYC IDA
            (Comprehensive Care Management)               7.250         12/01/2006        01/25/2005(c)          514,608
-------------------------------------------------------------------------------------------------------------------------
    494,787 NYC IDA (Cummins Engine)                      6.500         03/01/2005        08/22/2003(c)          492,551
-------------------------------------------------------------------------------------------------------------------------
    205,000 NYC IDA
            (Elmhurst Hospital Parking Garage)            7.400         07/30/2002        07/30/2002             205,795
-------------------------------------------------------------------------------------------------------------------------
    755,000 NYC IDA (Essie Cosmetics)                     5.500         11/01/2008        01/22/2006(c)          732,199
-------------------------------------------------------------------------------------------------------------------------
  1,015,000 NYC IDA (Friends Seminary School)             6.250         09/15/2010        02/20/2007(c)        1,044,800
-------------------------------------------------------------------------------------------------------------------------
  1,060,000 NYC IDA (Gabrielli Truck Sales)               7.250         12/01/2007        08/15/2005(c)        1,063,848
-------------------------------------------------------------------------------------------------------------------------
 22,470,000 NYC IDA (Japan Airlines)                      6.000         11/01/2015        09/10/2004(g)       23,935,044
-------------------------------------------------------------------------------------------------------------------------
    415,000 NYC IDA (JBFS)                                6.500         12/15/2002        12/15/2002             415,668
-------------------------------------------------------------------------------------------------------------------------
    385,000 NYC IDA (Julia Gray)                          6.500         11/01/2007        07/05/2005(c)          382,944
-------------------------------------------------------------------------------------------------------------------------
    375,000 NYC IDA (Koenig Manufacturing)                7.375         12/01/2010        06/09/2007(c)          380,017
-------------------------------------------------------------------------------------------------------------------------
    655,000 NYC IDA (MediSys Health Network)              5.750         03/15/2006        04/14/2005(c)          640,950
-------------------------------------------------------------------------------------------------------------------------
    650,000 NYC IDA (Morrisons Pastry)                    5.750         11/01/2009        06/27/2005(c)          607,431
-------------------------------------------------------------------------------------------------------------------------
    185,000 NYC IDA (Nightingale-Bamford School)          5.850         01/15/2020(s)     01/15/2005(b)          190,119
-------------------------------------------------------------------------------------------------------------------------
    230,000 NYC IDA (NYC Outward Bound Center)            6.750         11/01/2010(s)     11/01/2002(b)          232,403
-------------------------------------------------------------------------------------------------------------------------
    100,000 NYC IDA
            (Ohel Children's Home & Family Services)      7.125         03/15/2003        03/15/2003(c)          103,735
-------------------------------------------------------------------------------------------------------------------------
  2,080,000 NYC IDA (Polytechnic University)              6.000         11/01/2020(s)     11/01/2010(b)        2,148,578
-------------------------------------------------------------------------------------------------------------------------
    585,000 NYC IDA (Precision Gear)                      5.875         11/01/2009        08/30/2006(c)          557,406
-------------------------------------------------------------------------------------------------------------------------
    495,000 NYC IDA (Precision Gear)                      5.875         11/01/2009        08/15/2006(c)          471,651
-------------------------------------------------------------------------------------------------------------------------
    175,000 NYC IDA (Precision Gear)                      6.500         11/01/2008        02/13/2006(c)          174,165
-------------------------------------------------------------------------------------------------------------------------
    410,000 NYC IDA (Promotional Slideguide)              7.000         12/01/2005        07/06/2004(c)          420,894
-------------------------------------------------------------------------------------------------------------------------
  4,200,000 NYC IDA (Rosco, Inc.)                         6.125         06/01/2022        03/06/2007(d)        4,211,970
-------------------------------------------------------------------------------------------------------------------------
  1,770,000 NYC IDA
            (Special Needs Facilities Pooled Program)     5.950         07/01/2008        01/27/2005(c)        1,740,264
-------------------------------------------------------------------------------------------------------------------------
    135,000 NYC IDA (Streamline Plastics)                 7.125         12/01/2005        07/18/2004(c)          136,046
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYC IDA
            (Terminal One Group Association)              5.900         01/01/2006        01/01/2006              30,830
-------------------------------------------------------------------------------------------------------------------------
    130,000 NYC IDA
            (Terminal One Group Association)              6.000         01/01/2007        01/01/2004             133,799
-------------------------------------------------------------------------------------------------------------------------
 51,825,000 NYC IDA
            (Terminal One Group Association)              6.000         01/01/2015(s)     01/01/2006(b)       52,906,069


 25 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                               EFFECTIVE        MARKET VALUE
     AMOUNT                                             COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$11,295,000 NYC IDA
            (Terminal One Group Association)             6.000%        01/01/2019(s)     01/01/2006(b)      $11,501,698
------------------------------------------------------------------------------------------------------------------------
    115,000 NYC IDA
            (Terminal One Group Association)             6.100         01/01/2009        01/01/2006(b)          118,021
------------------------------------------------------------------------------------------------------------------------
 14,855,000 NYC IDA
            (Terminal One Group Association)             6.125         01/01/2024        01/01/2006(b)       15,176,017
------------------------------------------------------------------------------------------------------------------------
    935,000 NYC IDA (Ulano)                              6.250         11/01/2006        12/15/2004(c)          916,019
------------------------------------------------------------------------------------------------------------------------
    160,000 NYC IDA (United Nations School)              6.050         12/01/2005        12/01/2005             173,368
------------------------------------------------------------------------------------------------------------------------
    170,000 NYC IDA (United Nations School)              6.100         12/01/2006        12/01/2006             186,413
------------------------------------------------------------------------------------------------------------------------
    180,000 NYC IDA (United Nations School)              6.150         12/01/2007        12/01/2007             196,598
------------------------------------------------------------------------------------------------------------------------
    500,000 NYC IDA
            (USTA National Tennis Center)                6.375         11/15/2014(s)     11/15/2004(b)          553,955
------------------------------------------------------------------------------------------------------------------------
  1,600,000 NYC IDA (Visy Paper)                         7.550         01/01/2005        01/19/2004(c)        1,624,560
------------------------------------------------------------------------------------------------------------------------
  4,000,000 NYC IDA (Visy Paper)                         7.800         01/01/2016        10/04/2007(g)        4,175,080
------------------------------------------------------------------------------------------------------------------------
    465,000 NYC IDA (World Casing Corp.)                 5.950         11/01/2007        07/09/2005(c)          448,744
------------------------------------------------------------------------------------------------------------------------
     90,000 NYC IDA (YMCA of Greater NY)                 5.800         08/01/2016(s)     01/01/2009(b)           92,984
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (Zeluck, Inc.)                       6.250         11/01/2011        05/02/2007(c)        1,014,760
------------------------------------------------------------------------------------------------------------------------
     25,000 NYC Municipal Water Finance Authority        5.500         06/15/2011        06/15/2002(b)           25,489
------------------------------------------------------------------------------------------------------------------------
     20,000 NYC Municipal Water Finance Authority        5.500         06/15/2019(s)     06/15/2005(b)           20,396
------------------------------------------------------------------------------------------------------------------------
    185,000 NYC Municipal Water Finance Authority        5.500         06/15/2019(s)     06/15/2005(b)          188,866
------------------------------------------------------------------------------------------------------------------------
    135,000 NYC Municipal Water Finance Authority        5.500         06/15/2020(s)     06/15/2002(b)          135,618
------------------------------------------------------------------------------------------------------------------------
     50,000 NYC Municipal Water Finance Authority        5.500         06/15/2020(s)     06/15/2002(b)           50,229
------------------------------------------------------------------------------------------------------------------------
    140,000 NYC Municipal Water Finance Authority        5.500         06/15/2020(s)     06/15/2002(b)          140,643
------------------------------------------------------------------------------------------------------------------------
    250,000 NYC Municipal Water Finance Authority        5.500         06/15/2020(s)     06/15/2002(b)          251,147
------------------------------------------------------------------------------------------------------------------------
     75,000 NYC Municipal Water Finance Authority        5.500         06/15/2023        06/15/2005              75,988
------------------------------------------------------------------------------------------------------------------------
     55,000 NYC Municipal Water Finance Authority        5.500         06/15/2023(s)     06/15/2004(b)           56,006
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYC Municipal Water Finance Authority        5.500         06/15/2024(s)     06/15/2007(b)        1,019,740
------------------------------------------------------------------------------------------------------------------------
     85,000 NYC Municipal Water Finance Authority        5.625         06/15/2019(s)     06/15/2006(b)           89,258
------------------------------------------------------------------------------------------------------------------------
    855,000 NYC Municipal Water Finance Authority        5.750         06/15/2013(s)     06/15/2002(a)          889,918
------------------------------------------------------------------------------------------------------------------------
     50,000 NYC Municipal Water Finance Authority        5.750         06/15/2013(s)     06/15/2002(a)           52,042
------------------------------------------------------------------------------------------------------------------------
    210,000 NYC Municipal Water Finance Authority        5.750         06/15/2018(s)     06/15/2004(b)          214,166
------------------------------------------------------------------------------------------------------------------------
    330,000 NYC Municipal Water Finance Authority        5.750         06/15/2018(s)     06/15/2002(b)          336,547
------------------------------------------------------------------------------------------------------------------------
 25,265,000 NYC Municipal Water Finance Authority        6.000         06/15/2017        12/15/2002(b)       25,773,079
------------------------------------------------------------------------------------------------------------------------
     50,000 NYC Municipal Water Finance Authority        6.000         06/15/2017(s)     06/15/2002(b)           51,006
------------------------------------------------------------------------------------------------------------------------
     55,000 NYC Municipal Water Finance Authority        6.000         06/15/2017(s)     06/15/2002(b)           56,107
------------------------------------------------------------------------------------------------------------------------
     20,000 NYC Municipal Water Finance Authority        6.000         06/15/2017(s)     06/15/2002(b)           20,402
------------------------------------------------------------------------------------------------------------------------
 20,000,000 NYC Municipal Water
            Finance Authority Flt.(i,s)                  1.200(r)      06/15/2009        07/05/2002          20,000,000
------------------------------------------------------------------------------------------------------------------------
 12,500,000 NYC Municipal Water
            Finance Authority IRS(s)                     8.970(r)      06/15/2013        06/15/2005(b)       13,293,250
------------------------------------------------------------------------------------------------------------------------
     25,000 NYC Public Hsg. Authority                    6.000         01/01/2004        07/01/2002(b)           25,728
------------------------------------------------------------------------------------------------------------------------
  4,520,000 NYC TFA, Series C                            5.500         11/01/2029(s)     05/01/2012(b)        4,853,666
------------------------------------------------------------------------------------------------------------------------
  3,500,000 NYC Trust for Cultural Resources
            (American Museum of Natural History)         5.650         04/01/2027(s)     04/01/2007(b)        3,627,610
------------------------------------------------------------------------------------------------------------------------
    200,000 NYC Trust for Cultural Resources
            (Museum of American Folk Art)                6.125         07/01/2030(s)     07/01/2011(b)          210,600
------------------------------------------------------------------------------------------------------------------------
     40,000 NYS DA (Bethel Springvale Home)              6.000         02/01/2035(s)     02/01/2006(b)           42,092


26 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$    30,000 NYS DA
            (Bishop Henry B. Hucles Nursing Home)         5.625%        07/01/2018(s)     07/01/2008(b)      $    30,721
------------------------------------------------------------------------------------------------------------------------
    265,000 NYS DA (Brooklyn Law School)                  6.375         07/01/2007(s)     07/01/2002(b)          273,771
------------------------------------------------------------------------------------------------------------------------
    565,000 NYS DA (Brooklyn Law School)                  6.400         07/01/2011(s)     07/01/2002(b)          572,887
------------------------------------------------------------------------------------------------------------------------
 15,000,000 NYS DA (Catholic Health Services)             6.500         07/01/2020(s)     07/01/2010(b)       16,337,700
------------------------------------------------------------------------------------------------------------------------
  1,100,000 NYS DA (Chapel Oaks)                          5.375         07/01/2017(s)     07/01/2010(b)        1,127,302
------------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (City University)                      0.000         07/01/2004        09/25/2003(c)           13,902
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (City University)                      0.000         07/01/2004        09/25/2003(c)           46,004
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (City University)                      0.000         07/01/2005        11/25/2003(c)           21,571
------------------------------------------------------------------------------------------------------------------------
 11,020,000 NYS DA (City University)                      5.375         07/01/2024(s)     01/01/2010(b)       11,155,656
------------------------------------------------------------------------------------------------------------------------
    240,000 NYS DA (City University)                      5.375         07/01/2025(s)     07/01/2007(b)          242,724
------------------------------------------------------------------------------------------------------------------------
     75,000 NYS DA (City University)                      5.500         07/01/2012(s)     07/01/2005(b)           77,880
------------------------------------------------------------------------------------------------------------------------
  1,900,000 NYS DA (City University)                      6.000         07/01/2010        07/01/2006(b)        2,075,199
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (College of Saint Rose)                6.000         07/01/2011(s)     07/01/2002(b)            5,118
------------------------------------------------------------------------------------------------------------------------
  2,015,000 NYS DA (Court Facility)                       5.375         05/15/2016(s)     05/15/2005(b)        2,066,322
------------------------------------------------------------------------------------------------------------------------
  2,520,000 NYS DA (Court Facility)                       5.625         05/15/2013(s)     05/15/2003(b)        2,603,437
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Dept. of Education)                   6.125         07/01/2019(s)     07/01/2006(b)           10,860
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (Dept. of Health)                      5.500         07/01/2014        07/01/2006(b)            5,310
------------------------------------------------------------------------------------------------------------------------
    500,000 NYS DA (Dept. of Health)                      5.750         07/01/2017(s)     07/01/2006(b)          536,685
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Dept. of Health)                      5.900         07/01/2009        07/01/2004(b)           52,742
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (Dept. of Health)                      7.400         07/01/2004        07/01/2002(b)           25,360
------------------------------------------------------------------------------------------------------------------------
  3,300,000 NYS DA (Frances Schervier Home
            & Hospital Obligated Group)                   5.500         07/01/2017(s)     07/01/2009(b)        3,433,089
------------------------------------------------------------------------------------------------------------------------
 10,000,000 NYS DA (Frances Schervier Home
            & Hospital Obligated Group)                   5.500         07/01/2027(s)     07/01/2009(b)       10,153,700
------------------------------------------------------------------------------------------------------------------------
  2,235,000 NYS DA (Highland Community
            Devel. Corp.)                                 5.500         07/01/2023        07/16/2008(d)        2,247,292
------------------------------------------------------------------------------------------------------------------------
     40,000 NYS DA (Jewish Geriatric)                     7.150         08/01/2014        08/01/2004(b)           44,417
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Jewish Geriatric)                     7.350         08/01/2029        08/01/2004(b)           55,584
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (JGB Health Facilities)                7.000         07/01/2009(s)     07/01/2002(b)           30,408
------------------------------------------------------------------------------------------------------------------------
  3,835,000 NYS DA (KMH Homes)                            6.950         08/01/2031        08/01/2002(b)        3,926,541
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (Lenox Hill Hospital
            Obligation Group)                             5.750         07/01/2017        07/01/2012(b)        1,059,700
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (Marist College)                       7.125         07/01/2010(s)     07/01/2002(b)           20,291
------------------------------------------------------------------------------------------------------------------------
  5,060,000 NYS DA (Miriam Osborn Memorial
            Home Association)                             6.875         07/01/2019(s)     07/01/2010(b)        5,710,261
------------------------------------------------------------------------------------------------------------------------
  4,750,000 NYS DA (Mount Sinai School of Medicine)       6.750         07/01/2009(s)     07/01/2002(b)        4,818,305
------------------------------------------------------------------------------------------------------------------------
  2,030,000 NYS DA (Mount Sinai School of Medicine)       6.750         07/01/2015(s)     07/01/2002(b)        2,059,252
------------------------------------------------------------------------------------------------------------------------
    885,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                        6.000         07/01/2013        07/01/2011(b)          929,560
------------------------------------------------------------------------------------------------------------------------
  3,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                        6.000         07/01/2014        07/01/2011(b)        3,125,970
------------------------------------------------------------------------------------------------------------------------
 14,540,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                        6.500         07/01/2015        07/01/2010(b)       15,996,908
------------------------------------------------------------------------------------------------------------------------
 11,830,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                        6.500         07/01/2016        07/01/2011(b)       12,950,064


27 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                               EFFECTIVE        MARKET VALUE
     AMOUNT                                             COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$12,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                       6.500%        07/01/2017        07/01/2010(b)      $13,078,440
------------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                       6.625         07/01/2018        07/01/2011(b)        5,469,200
------------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                       6.625         07/01/2019        07/01/2010(b)        5,443,600
------------------------------------------------------------------------------------------------------------------------
  1,750,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                       6.750         07/01/2020        07/01/2010(b)        1,913,975
------------------------------------------------------------------------------------------------------------------------
     70,000 NYS DA (New Hope Community)                  5.700         07/01/2017(s)     07/01/2005(b)           72,106
------------------------------------------------------------------------------------------------------------------------
  2,395,000 NYS DA
            (Nottingham Retirement Community)            6.125         07/01/2025(s)     07/01/2005(b)        2,520,091
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Nursing Homes)                       5.500         07/01/2010(s)     07/01/2007(b)           52,636
------------------------------------------------------------------------------------------------------------------------
  1,375,000 NYS DA (NY Hospital Medical Center)          5.550         08/15/2029(s)     08/15/2011(b)        1,469,215
------------------------------------------------------------------------------------------------------------------------
  2,205,000 NYS DA (Nyack Hospital)                      6.000         07/01/2006        08/11/2004(c)        2,032,679
------------------------------------------------------------------------------------------------------------------------
  2,325,000 NYS DA (Nyack Hospital)                      6.250         07/01/2013        05/10/2009(c)        1,977,854
------------------------------------------------------------------------------------------------------------------------
    120,000 NYS DA (Our Lady of Mercy Hospital)          6.300         08/01/2032(s)     08/01/2002(b)          122,548
------------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Park Ridge Hsg.)                     6.375         08/01/2020(s)     08/01/2010(b)        2,177,060
------------------------------------------------------------------------------------------------------------------------
  1,470,000 NYS DA (Park Ridge Hsg.)                     6.500         08/01/2025(s)     08/01/2010(b)        1,610,135
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Resurrection Rest Home
            Castleton on Hudson, NY)                     6.050         08/01/2035(s)     08/01/2005(b)           52,498
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA
            (St. Vincent's Hospital and Medical Center)  5.750         08/01/2015(s)     08/01/2007(b)           21,154
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA
            (St. Vincent's Hospital and Medical Center)  7.375         08/01/2011        08/01/2002(b)           20,494
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS DA
            (State University Dormitory Facilities)      5.500         07/01/2020        07/01/2011(b)        1,054,070
------------------------------------------------------------------------------------------------------------------------
  7,820,000 NYS DA
            (State University Dormitory Facilities)      5.750         07/01/2023        07/01/2011(b)        8,331,663
------------------------------------------------------------------------------------------------------------------------
  1,150,000 NYS DA
            (State University Educational Facilities)    5.750         05/15/2010        05/15/2006(b)        1,242,851
------------------------------------------------------------------------------------------------------------------------
  2,045,000 NYS DA
            (State University Educational Facilities)    6.000         05/15/2017        11/15/2002(b)        2,060,542
------------------------------------------------------------------------------------------------------------------------
    175,000 NYS DA
            (State University Educational Facilities)    6.000         05/15/2017        11/15/2002(b)          177,677
------------------------------------------------------------------------------------------------------------------------
    155,000 NYS DA (Suffolk County Judicial Facilities)  9.250         04/15/2006(s)     10/15/2002(b)          166,893
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (Suffolk County Judicial Facilities)  9.500         04/15/2014(s)     10/15/2002(b)           34,418
------------------------------------------------------------------------------------------------------------------------
  3,500,000 NYS DA (Teresian House)                      5.250         07/01/2017(s)     07/01/2009(b)        3,537,800
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (United Cerebral Palsy
            Association of Nassau County)                6.000         07/01/2007        07/01/2002(b)           51,185
------------------------------------------------------------------------------------------------------------------------
  1,250,000 NYS DA (United Cerebral Palsy of NYC)        5.750         07/01/2018(s)     07/01/2013(b)        1,371,663
------------------------------------------------------------------------------------------------------------------------
    145,000 NYS DA (University of Rochester)             6.500         07/01/2009(s)     07/01/2002(b)          145,595
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (University of Rochester)             6.500         07/01/2009(s)     07/01/2002(b)           20,082
------------------------------------------------------------------------------------------------------------------------
     60,000 NYS DA (Upstate Community Colleges)          5.500         07/01/2014(s)     07/01/2005(b)           62,924
------------------------------------------------------------------------------------------------------------------------
     55,000 NYS DA (Upstate Community Colleges)          5.625         07/01/2012(s)     07/01/2004(b)           56,282
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Upstate Community Colleges)          5.625         07/01/2014(s)     07/01/2004(b)           10,671
------------------------------------------------------------------------------------------------------------------------
    185,000 NYS DA (Upstate Community Colleges)          5.750         07/01/2022(s)     07/01/2002(b)          188,593
------------------------------------------------------------------------------------------------------------------------
     35,000 NYS DA (Upstate Community Colleges)          5.875         07/01/2016(s)     07/01/2009(b)           37,869
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (WHELC)                               5.800         02/01/2028        08/01/2005(b)           20,492


28 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                               EFFECTIVE        MARKET VALUE
     AMOUNT                                             COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$ 2,230,000 NYS DA Service Contract (CCFDP)              5.375%        04/01/2020        04/01/2012(b)      $ 2,308,585
------------------------------------------------------------------------------------------------------------------------
  2,350,000 NYS DA Service Contract (CCFDP)              5.375         04/01/2021        04/01/2012(b)        2,418,127
------------------------------------------------------------------------------------------------------------------------
    195,000 NYS EFC (Consolidated Water)                 7.150         11/01/2014(s)     11/01/2004(b)          199,202
------------------------------------------------------------------------------------------------------------------------
     85,000 NYS EFC (NYS Water Services)                 6.600         06/15/2005        06/15/2002(b)           86,216
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS EFC (NYS Water Services)                 6.600         09/15/2011        03/15/2003(b)           25,758
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS EFC (NYS Water Services)                 6.600         03/15/2012        09/15/2002(b)           25,353
------------------------------------------------------------------------------------------------------------------------
  2,025,000 NYS EFC (NYS Water Services)                 6.700         09/15/2004        09/15/2002(b)        2,047,417
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS EFC (NYS Water Services)                 6.850         03/15/2003        09/15/2002(b)           25,109
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS EFC (NYS Water Services)                 6.850         09/15/2003        09/15/2002(b)           10,046
------------------------------------------------------------------------------------------------------------------------
  2,370,000 NYS EFC (NYS Water Services)                 6.875         06/15/2010(s)     06/15/2002(b)        2,523,339
------------------------------------------------------------------------------------------------------------------------
  1,705,000 NYS EFC (NYS Water Services)                 6.875         06/15/2014(s)     11/15/2004(b)        1,872,295
------------------------------------------------------------------------------------------------------------------------
    505,000 NYS EFC (NYS Water Services)                 6.900         05/15/2015        08/05/2004(g)          565,858
------------------------------------------------------------------------------------------------------------------------
    750,000 NYS EFC (NYS Water Services)                 6.900         11/15/2015(s)     11/15/2004(b)          840,383
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS EFC (NYS Water Services)                 7.050         06/15/2004        06/15/2002(b)            5,073
------------------------------------------------------------------------------------------------------------------------
     15,000 NYS EFC (NYS Water Services)                 7.200         03/15/2011(s)     09/15/2002(b)           15,070
------------------------------------------------------------------------------------------------------------------------
    640,000 NYS EFC (NYS Water Services)                 7.250         06/15/2010(s)     06/15/2002(b)          649,446
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS EFC (NYS Water Services)                 7.500         03/15/2011(s)     09/15/2002(b)           30,147
------------------------------------------------------------------------------------------------------------------------
  1,450,000 NYS EFC (NYS Water Services)                 7.500         06/15/2012(s)     06/15/2002(b)        1,479,290
------------------------------------------------------------------------------------------------------------------------
     45,000 NYS EFC (NYS Water Services)                 7.500         06/15/2012(s)     06/15/2002(b)           46,265
------------------------------------------------------------------------------------------------------------------------
    500,000 NYS EFC (Occidental Petroleum)               6.100         11/01/2030        11/01/2007(b)          503,000
------------------------------------------------------------------------------------------------------------------------
     50,000 NYS EFC (State Park Infrastructure)          5.750         03/15/2013(s)     03/15/2004(b)           51,725
------------------------------------------------------------------------------------------------------------------------
 22,860,000 NYS ERDA (Brooklyn Union Gas)                6.750         02/01/2024        11/06/2002(b)       23,399,725
------------------------------------------------------------------------------------------------------------------------
 13,505,000 NYS ERDA (Brooklyn Union Gas)                6.750         02/01/2024        12/12/2002(b)       13,823,853
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS ERDA (Con Ed)                            6.000         03/15/2028        03/15/2005(b)           25,627
------------------------------------------------------------------------------------------------------------------------
    260,000 NYS ERDA (Con Ed)                            6.000         03/15/2028        03/15/2003(b)          266,926
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS ERDA (Con Ed)                            6.000         03/15/2028        03/15/2005(b)           25,666
------------------------------------------------------------------------------------------------------------------------
  4,000,000 NYS ERDA (Con Ed)                            6.100         08/15/2020        07/01/2005(b)        4,179,320
------------------------------------------------------------------------------------------------------------------------
 34,410,000 NYS ERDA (Con Ed)                            7.125         12/01/2029        12/01/2004(b)       38,520,619
------------------------------------------------------------------------------------------------------------------------
  4,750,000 NYS ERDA (LILCO)                             6.900         08/01/2022        01/21/2003(b)        4,942,375
------------------------------------------------------------------------------------------------------------------------
  2,080,000 NYS ERDA (LILCO)                             7.150         09/01/2019        06/15/2003(b)        2,128,547
------------------------------------------------------------------------------------------------------------------------
 12,815,000 NYS ERDA (LILCO)                             7.150         06/01/2020        06/15/2003(b)       13,114,102
------------------------------------------------------------------------------------------------------------------------
  4,050,000 NYS ERDA (LILCO)                             7.150         12/01/2020        06/15/2003(b)        4,144,527
------------------------------------------------------------------------------------------------------------------------
    940,000 NYS ERDA (LILCO)                             7.150         02/01/2022        06/15/2003(b)          961,940
------------------------------------------------------------------------------------------------------------------------
 21,500,000 NYS ERDA (NIMO)                              6.625         10/01/2013        10/01/2002(b)       22,211,650
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS ERDA (NYSEG)                             5.700         12/01/2028        12/01/2005(b)           20,392
------------------------------------------------------------------------------------------------------------------------
  1,085,000 NYS ERDA (RG&E)                              6.350         05/15/2032        11/15/2002(b)        1,110,693
------------------------------------------------------------------------------------------------------------------------
  3,575,000 NYS ERDA (RG&E)                              6.500         05/15/2032        11/15/2002(b)        3,650,611
------------------------------------------------------------------------------------------------------------------------
     40,000 NYS GO                                       6.600         12/01/2014        12/01/2002(b)           41,198
------------------------------------------------------------------------------------------------------------------------
    114,000 NYS HFA (General Hsg.)                       6.500         11/01/2003        11/01/2002(b)          115,360
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (General Hsg.)                       6.600         11/01/2005        11/01/2002(b)           10,120
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (General Hsg.)                       6.600         11/01/2006        11/01/2002(b)           30,359
------------------------------------------------------------------------------------------------------------------------
  1,435,000 NYS HFA (Health Facility)                    6.000         05/01/2007        05/01/2007           1,579,218
------------------------------------------------------------------------------------------------------------------------
  2,165,000 NYS HFA (Health Facility)                    6.000         05/01/2008        05/01/2006(b)        2,354,026
------------------------------------------------------------------------------------------------------------------------
  1,050,000 NYS HFA (HELP-Bronx Hsg.)                    8.050         11/01/2005(s)     11/01/2002(b)        1,110,333
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)            5.500         11/01/2005        11/01/2002(a)            5,469


29 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                               EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON          MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$     5,000 NYS HFA (Hospital & Nursing Home)            5.500%        11/01/2012        11/01/2002(a)       $    5,587
------------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Hospital & Nursing Home)            5.875         11/01/2010        11/01/2002(a)           17,040
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Hospital & Nursing Home)            5.875         11/01/2011        11/01/2002(a)           11,386
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)            5.900         11/01/2003        11/01/2002(a)            5,271
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Hospital & Nursing Home)            5.900         11/01/2005        11/01/2002(a)           33,194
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)            5.900         11/01/2010        11/01/2002(a)            5,727
------------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Hospital & Nursing Home)            6.000         11/01/2014        11/01/2002(b)           40,486
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Hospital & Nursing Home)            6.875         11/01/2004        11/01/2002(a)           11,093
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)            6.875         11/01/2005        11/01/2002(a)            5,700
------------------------------------------------------------------------------------------------------------------------
    325,000 NYS HFA (Hospital & Nursing Home)            6.875         11/01/2007        11/01/2002(a)          366,041
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)            6.875         11/01/2009        11/01/2002(a)            6,053
------------------------------------------------------------------------------------------------------------------------
      3,000 NYS HFA (Hospital & Nursing Home)            6.875         11/01/2010        11/01/2002(a)            3,655
------------------------------------------------------------------------------------------------------------------------
    590,000 NYS HFA (Hospital & Nursing Home)            7.000         11/01/2017        11/01/2002(a)          719,605
------------------------------------------------------------------------------------------------------------------------
     70,000 NYS HFA (Meadow Manor)                       7.750         11/01/2019(s)     11/01/2002(b)           70,270
------------------------------------------------------------------------------------------------------------------------
    160,000 NYS HFA
            (Monroe County Health Facilities)            7.625         05/01/2005(s)     11/01/2002(b)          163,168
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Multifamily Hsg.)                   0.000         11/01/2010        11/01/2006(b)            6,521
------------------------------------------------------------------------------------------------------------------------
    200,000 NYS HFA (Multifamily Hsg.)                   0.000         11/01/2011        11/01/2006(b)          123,046
------------------------------------------------------------------------------------------------------------------------
    130,000 NYS HFA (Multifamily Hsg.)                   0.000         11/01/2013        11/01/2006(b)           70,637
------------------------------------------------------------------------------------------------------------------------
  9,730,000 NYS HFA (Multifamily Hsg.)                   0.000         11/01/2014        11/01/2006(b)        4,950,624
------------------------------------------------------------------------------------------------------------------------
 14,590,000 NYS HFA (Multifamily Hsg.)                   0.000         11/01/2015        11/01/2006(b)        6,974,750
------------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Multifamily Hsg.)                   5.850         08/15/2013(s)     02/15/2005(b)           30,405
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Multifamily Hsg.)                   6.000         08/15/2003        08/15/2003               5,211
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS HFA (Multifamily Hsg.)                   6.100         08/15/2016(s)     08/15/2008(b)        1,026,610
------------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Multifamily Hsg.)                   6.200         08/15/2012(s)     08/15/2002(b)           35,740
------------------------------------------------------------------------------------------------------------------------
    150,000 NYS HFA (Multifamily Hsg.)                   6.250         08/15/2023(s)     08/15/2004(b)          152,552
------------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Multifamily Hsg.)                   6.250         08/15/2027(s)     08/15/2008(b)          104,220
------------------------------------------------------------------------------------------------------------------------
  4,100,000 NYS HFA (Multifamily Hsg.)                   6.350         08/15/2023(s)     08/15/2004(b)        4,285,484
------------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS HFA (Multifamily Hsg.)                   6.450         08/15/2014(s)     08/15/2002(b)        1,022,140
------------------------------------------------------------------------------------------------------------------------
  1,500,000 NYS HFA (Multifamily Hsg.)                   6.500         08/15/2024(s)     08/15/2002(b)        1,532,565
------------------------------------------------------------------------------------------------------------------------
    725,000 NYS HFA (Multifamily Hsg.)                   6.625         08/15/2012        02/15/2003(b)          747,968
------------------------------------------------------------------------------------------------------------------------
  1,620,000 NYS HFA (Multifamily Hsg.)                   6.700         08/15/2025(s)     02/15/2003(b)        1,663,805
------------------------------------------------------------------------------------------------------------------------
    350,000 NYS HFA (Multifamily Hsg.)                   6.850         11/01/2019(s)     11/01/2004(b)          369,989
------------------------------------------------------------------------------------------------------------------------
    455,000 NYS HFA (Multifamily Hsg.)                   6.900         08/15/2007(s)     08/15/2002(b)          465,784
------------------------------------------------------------------------------------------------------------------------
    200,000 NYS HFA (Multifamily Hsg.)                   6.950         08/15/2012(s)     08/15/2002(b)          204,586
------------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Multifamily Hsg.)                   7.000         08/15/2022        08/15/2002(b)           20,438
------------------------------------------------------------------------------------------------------------------------
    995,000 NYS HFA (Multifamily Hsg.)                   7.000         08/15/2023(s)     08/15/2002(b)        1,013,408
------------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Multifamily Hsg.)                   7.300         11/01/2004        11/01/2002(b)           15,212
------------------------------------------------------------------------------------------------------------------------
    394,000 NYS HFA (Multifamily Hsg.)                   7.450         11/01/2028(s)     11/01/2002(b)          414,275
------------------------------------------------------------------------------------------------------------------------
    105,000 NYS HFA (Multifamily Hsg.)                   7.450         11/01/2028(s)     11/01/2002(b)          110,549
------------------------------------------------------------------------------------------------------------------------
  1,980,000 NYS HFA (Multifamily Hsg.)                   7.750         11/01/2020(s)     11/01/2002(b)        2,105,651
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Multifamily Hsg.)                   8.300         05/15/2005(s)     11/01/2002(b)            5,018
------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                     6.000         11/01/2012        11/01/2002(b)            5,056
------------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                     6.200         11/01/2004        11/01/2002(b)           45,966
------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                     6.200         11/01/2005        11/01/2002(b)           10,215


30 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
=========================================================================================================================
 NEW YORK Continued

$    10,000 NYS HFA (Nonprofit Hsg.)                      6.200%        11/01/2006        11/01/2002(b)       $   10,215
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2007        11/01/2002(b)           25,536
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2008        11/01/2002(b)           45,964
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2009        11/01/2002(b)           10,214
-------------------------------------------------------------------------------------------------------------------------
     75,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2011        11/01/2002(b)           76,610
-------------------------------------------------------------------------------------------------------------------------
     55,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2012        11/01/2002(b)           56,178
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                      6.200         11/01/2013        11/01/2002(b)           15,321
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2002        11/01/2002              20,150
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2004        11/01/2002(b)           30,343
-------------------------------------------------------------------------------------------------------------------------
    145,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2005        11/01/2002(b)          146,728
-------------------------------------------------------------------------------------------------------------------------
    120,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2006        11/01/2002(b)          121,367
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2007        11/01/2002(b)            5,056
-------------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2008        11/01/2002(b)           35,410
-------------------------------------------------------------------------------------------------------------------------
     80,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2009        11/01/2002(b)           82,428
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2011        11/01/2002(b)            5,057
-------------------------------------------------------------------------------------------------------------------------
    765,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2012        11/01/2002(b)          774,149
-------------------------------------------------------------------------------------------------------------------------
     55,000 NYS HFA (Nonprofit Hsg.)                      6.400         11/01/2013        11/01/2002(b)           57,748
-------------------------------------------------------------------------------------------------------------------------
     60,000 NYS HFA (Nonprofit Hsg.)                      6.500         11/01/2002        11/01/2002              60,826
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                      6.500         11/01/2003        11/01/2002(b)            5,060
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2002        11/01/2002              10,159
-------------------------------------------------------------------------------------------------------------------------
    230,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2003        11/01/2002(b)          235,055
-------------------------------------------------------------------------------------------------------------------------
     75,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2005        11/01/2002(b)           76,647
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2005        11/01/2002(b)           50,599
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2006        11/01/2002(b)           45,988
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2006        11/01/2002(b)           15,180
-------------------------------------------------------------------------------------------------------------------------
    180,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2007        11/01/2002(b)          183,944
-------------------------------------------------------------------------------------------------------------------------
    115,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2007        11/01/2002(b)          116,375
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2008        11/01/2002(b)           25,548
-------------------------------------------------------------------------------------------------------------------------
     70,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2008        11/01/2002(b)           73,480
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2009        11/01/2002(b)           10,120
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2009        11/01/2002(b)           20,438
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2010        11/01/2002(b)           20,438
-------------------------------------------------------------------------------------------------------------------------
     65,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2011        11/01/2002(b)           66,425
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2011        11/01/2002(b)            5,060
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2012        11/01/2002(b)           25,539
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                      6.600         11/01/2013        11/01/2002(b)           25,542
-------------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2004        11/01/2002(b)          104,991
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2005        11/01/2002(b)            5,110
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2007        11/01/2002(b)           25,551
-------------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2008        11/01/2002(b)           15,331
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2009        11/01/2002(b)           86,873
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2010        11/01/2002(b)           45,992
-------------------------------------------------------------------------------------------------------------------------
  1,420,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2011        11/01/2002(b)        1,473,108
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2012        11/01/2002(b)           30,653
-------------------------------------------------------------------------------------------------------------------------
     60,000 NYS HFA (Nonprofit Hsg.)                      6.750         11/01/2013        11/01/2002(b)           63,486


31 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
=========================================================================================================================
 NEW YORK Continued

$    61,000 NYS HFA (Nonprofit Hsg.)                      6.875%        11/01/2010        11/01/2002(b)      $    61,788
-------------------------------------------------------------------------------------------------------------------------
  1,165,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2002        11/01/2002           1,221,374
-------------------------------------------------------------------------------------------------------------------------
  1,265,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2003        11/01/2002(b)        1,326,213
-------------------------------------------------------------------------------------------------------------------------
  1,360,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2004        11/01/2002(b)        1,425,810
-------------------------------------------------------------------------------------------------------------------------
  1,480,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2005        11/01/2002(b)        1,551,617
-------------------------------------------------------------------------------------------------------------------------
  1,600,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2006        11/01/2002(b)        1,677,424
-------------------------------------------------------------------------------------------------------------------------
  1,745,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2007        11/01/2002(b)        1,829,441
-------------------------------------------------------------------------------------------------------------------------
  1,895,000 NYS HFA (Nonprofit Hsg.)                      8.400         11/01/2008        11/01/2002(b)        1,986,699
-------------------------------------------------------------------------------------------------------------------------
    250,000 NYS HFA (Phillips Village)                    6.700         08/15/2002        08/15/2002             251,268
-------------------------------------------------------------------------------------------------------------------------
    175,000 NYS HFA (Phillips Village)                    6.900         02/15/2004        02/15/2004             184,212
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS HFA (Phillips Village)                    6.900         08/15/2004        08/15/2004              90,658
-------------------------------------------------------------------------------------------------------------------------
 21,740,000 NYS HFA (Service Contract)                    5.500         09/15/2022(s)     03/15/2005(b)       21,920,442
-------------------------------------------------------------------------------------------------------------------------
     65,000 NYS HFA (Service Contract)                    6.000         03/15/2026(s)     09/15/2006(b)           68,483
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Service Contract)                    6.125         03/15/2020(s)     09/15/2003(b)           21,172
-------------------------------------------------------------------------------------------------------------------------
    375,000 NYS HFA (Simeon Dewitt)                       8.000         11/01/2018(s)     11/01/2002(b)          388,444
-------------------------------------------------------------------------------------------------------------------------
  2,300,000 NYS HFA, Series A                             6.100         11/01/2015(s)     05/01/2008(b)        2,479,561
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS LGAC                                      5.375         04/01/2014(s)     04/01/2006(b)            5,155
-------------------------------------------------------------------------------------------------------------------------
  2,850,000 NYS LGAC                                      5.500         04/01/2018(s)     04/01/2003(b)        2,941,628
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYS LGAC                                      5.500         04/01/2018(s)     04/01/2003(b)           51,130
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS LGAC                                      5.500         04/01/2021(s)     04/01/2003(b)           20,281
-------------------------------------------------------------------------------------------------------------------------
     65,000 NYS LGAC                                      5.500         04/01/2021(s)     04/01/2003(b)           65,965
-------------------------------------------------------------------------------------------------------------------------
    565,000 NYS LGSC (SCSB)                               6.375         12/15/2009        10/04/2006(c)          556,135
-------------------------------------------------------------------------------------------------------------------------
    950,000 NYS Medcare (Beth Israel Medical Center)      7.125         11/01/2006        12/20/2004(c)          900,942
-------------------------------------------------------------------------------------------------------------------------
    545,000 NYS Medcare (Beth Israel Medical Center)      7.200         11/01/2014        09/12/2011(c)          489,099
-------------------------------------------------------------------------------------------------------------------------
    335,000 NYS Medcare (Beth Israel Medical Center)      7.400         11/01/2004(s)     11/01/2002(b)          342,236
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS Medcare (Buffalo General Hospital)        6.000         08/15/2014(s)     08/15/2004(b)           21,541
-------------------------------------------------------------------------------------------------------------------------
     35,000 NYS Medcare (Buffalo General Hospital)        6.125         08/15/2024        08/15/2006(b)           37,666
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Central Suffolk Hospital)        5.875         11/01/2005        05/28/2004(c)           10,018
-------------------------------------------------------------------------------------------------------------------------
     60,000 NYS Medcare (Hospital & Nursing Home)         5.650         08/15/2013        08/15/2005(b)           63,142
-------------------------------------------------------------------------------------------------------------------------
  2,305,000 NYS Medcare (Hospital & Nursing Home)         5.950         08/15/2009        03/18/2003(c)        2,555,830
-------------------------------------------------------------------------------------------------------------------------
    355,000 NYS Medcare (Hospital & Nursing Home)         6.125         02/15/2014        02/15/2004(a)          364,283
-------------------------------------------------------------------------------------------------------------------------
  1,690,000 NYS Medcare (Hospital & Nursing Home)         6.125         02/15/2014(s)     02/15/2006(b)        1,781,125
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Hospital & Nursing Home)         6.125         02/15/2015(s)     02/15/2006(b)            5,634
-------------------------------------------------------------------------------------------------------------------------
     20,000 NYS Medcare (Hospital & Nursing Home)         6.125         02/15/2015(s)     02/15/2006(b)           21,305
-------------------------------------------------------------------------------------------------------------------------
  2,705,000 NYS Medcare (Hospital & Nursing Home)         6.200         08/15/2013        11/12/2004(g)        2,819,746
-------------------------------------------------------------------------------------------------------------------------
    150,000 NYS Medcare (Hospital & Nursing Home)         6.200         08/15/2022        08/15/2002(b)          153,273
-------------------------------------------------------------------------------------------------------------------------
    200,000 NYS Medcare (Hospital & Nursing Home)         6.250         08/15/2012(s)     08/15/2004(a)          213,528
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS Medcare (Hospital & Nursing Home)         6.250         02/15/2015        08/15/2005(b)           91,667
-------------------------------------------------------------------------------------------------------------------------
    570,000 NYS Medcare (Hospital & Nursing Home)         6.500         08/15/2012(s)     08/15/2002(b)          584,689
-------------------------------------------------------------------------------------------------------------------------
    715,000 NYS Medcare (Hospital & Nursing Home)         6.500         02/15/2019(s)     08/15/2002(b)          733,368
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS Medcare (Hospital & Nursing Home)         6.550         08/15/2012        08/15/2002(b)           46,175
-------------------------------------------------------------------------------------------------------------------------
  1,330,000 NYS Medcare (Hospital & Nursing Home)         6.850         02/15/2012(s)     08/15/2002(b)        1,361,867
-------------------------------------------------------------------------------------------------------------------------
  6,975,000 NYS Medcare (Hospital & Nursing Home)         6.875         02/15/2032        08/15/2002(b)        7,159,559
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYS Medcare (Hospital & Nursing Home)         7.000         08/15/2032(s)     08/15/2002(b)           51,338
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS Medcare (Hospital & Nursing Home)         7.250         11/01/2002        11/01/2002              86,223


32 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
=========================================================================================================================
 NEW YORK Continued

$   395,000 NYS Medcare (Hospital & Nursing Home)         7.250%        11/01/2003        11/01/2002(b)       $  400,577
-------------------------------------------------------------------------------------------------------------------------
    120,000 NYS Medcare (Hospital & Nursing Home)         7.300         08/15/2011        08/15/2002(b)          122,944
-------------------------------------------------------------------------------------------------------------------------
    315,000 NYS Medcare (Hospital & Nursing Home)         7.350         02/15/2029        08/15/2002(b)          316,465
-------------------------------------------------------------------------------------------------------------------------
    250,000 NYS Medcare (Hospital & Nursing Home)         7.350         02/15/2029        08/15/2002(b)          258,825
-------------------------------------------------------------------------------------------------------------------------
  1,825,000 NYS Medcare (Hospital & Nursing Home)         7.400         11/01/2016(s)     11/01/2002(b)        1,889,970
-------------------------------------------------------------------------------------------------------------------------
  5,425,000 NYS Medcare (Hospital & Nursing Home)         7.450         08/15/2031        08/15/2002(a)        5,627,895
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Hospital & Nursing Home)         7.750         08/15/2010(s)     08/15/2002(b)           10,332
-------------------------------------------------------------------------------------------------------------------------
     95,000 NYS Medcare (Hospital & Nursing Home)         8.625         02/15/2006        08/15/2002(b)           95,537
-------------------------------------------------------------------------------------------------------------------------
    860,000 NYS Medcare (Hospital & Nursing Home)         9.000         02/15/2026        08/15/2002(b)          884,252
-------------------------------------------------------------------------------------------------------------------------
  2,735,000 NYS Medcare (Hospital & Nursing Home)         9.375         11/01/2016(s)     11/01/2002(b)        2,931,920
-------------------------------------------------------------------------------------------------------------------------
  1,830,000 NYS Medcare (Hospital & Nursing Home)        10.000         11/01/2006(q)     11/01/2002(b)        1,947,486
-------------------------------------------------------------------------------------------------------------------------
  1,915,000 NYS Medcare (Huntington Hospital)             6.500         11/01/2014(s)     11/01/2006(b)        1,956,421
-------------------------------------------------------------------------------------------------------------------------
  1,095,000 NYS Medcare (Insured Mtg. Nursing)            6.500         11/01/2015        11/01/2002(b)        1,133,643
-------------------------------------------------------------------------------------------------------------------------
     95,000 NYS Medcare (Long Term Health Care)           6.100         11/01/2004        05/01/2003(b)           97,264
-------------------------------------------------------------------------------------------------------------------------
    220,000 NYS Medcare (Long Term Health Care)           6.400         11/01/2014(s)     11/01/2002(b)          225,267
-------------------------------------------------------------------------------------------------------------------------
  1,865,000 NYS Medcare (Long Term Health Care)           6.450         11/01/2014(s)     11/01/2002(b)        1,909,760
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS Medcare (Long Term Health Care)           6.700         11/01/2007        11/01/2002(b)           46,089
-------------------------------------------------------------------------------------------------------------------------
  1,150,000 NYS Medcare (Long Term Health Care)           6.800         11/01/2014(s)     11/01/2002(b)        1,178,106
-------------------------------------------------------------------------------------------------------------------------
    130,000 NYS Medcare (Long Term Health Care)           7.100         11/01/2012(s)     11/01/2002(b)          131,892
-------------------------------------------------------------------------------------------------------------------------
    235,000 NYS Medcare (Long Term Health Care)           7.300         11/01/2005(s)     11/01/2002(b)          236,112
-------------------------------------------------------------------------------------------------------------------------
     35,000 NYS Medcare (Long Term Health Care)           7.375         11/01/2011(s)     11/01/2002(b)           35,441
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS Medcare (Mental Health Services)          5.800         02/15/2019(s)     08/15/2003(b)           88,872
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   0.000         02/15/2003        08/15/2002(b)            4,890
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   0.000         08/15/2003        08/15/2002(b)            4,713
-------------------------------------------------------------------------------------------------------------------------
    900,000 NYS Medcare (Mental Health)                   5.500         08/15/2021(s)     08/15/2002(b)          902,304
-------------------------------------------------------------------------------------------------------------------------
    210,000 NYS Medcare (Mental Health)                   5.900         08/15/2022(s)     08/15/2002(b)          215,128
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Mental Health)                   6.100         08/15/2013(s)     08/15/2002(b)           10,255
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   6.375         08/15/2014        08/15/2004(b)            5,569
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   6.500         08/15/2024        08/15/2004(a)            5,472
-------------------------------------------------------------------------------------------------------------------------
    130,000 NYS Medcare (Mental Health)                   7.375         02/15/2014(s)     08/15/2002(b)          130,586
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   7.400         02/15/2003        08/15/2002(b)            5,123
-------------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)                   7.750         08/15/2010(s)     08/15/2002(b)            5,025
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Mental Health)                   7.750         08/15/2010(s)     08/15/2002(b)           10,332
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS Medcare
            (Montefiore Medical Center)                   5.700         02/15/2012        02/15/2007(b)           92,715
------------------------------------------------------------------------------------------------------------------------
  6,065,000 NYS Medcare
            (Montefiore Medical Center)                   5.750         02/15/2025(s)     02/15/2007(b)        6,302,566
------------------------------------------------------------------------------------------------------------------------
     55,000 NYS Medcare
            (Our Lady of Mercy Medical Center)            6.250         08/15/2015(s)     02/15/2005(b)           57,048
------------------------------------------------------------------------------------------------------------------------
     70,000 NYS Medcare
            (Our Lady of Victory Hospital)                6.625         11/01/2016(s)     11/01/2002(b)           71,695
------------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Secured Hospital)                6.125         08/15/2013(s)     02/15/2004(b)           26,845
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Secured Hospital)                6.250         02/15/2024(s)     02/15/2004(b)           26,744
-------------------------------------------------------------------------------------------------------------------------
    235,000 NYS Medcare (Sisters of Charity Hospital)     6.600         11/01/2007(s)     11/01/2002(b)          240,668
-------------------------------------------------------------------------------------------------------------------------
    595,000 NYS Medcare (Sisters of Charity Hospital)     6.600         11/01/2010(s)     11/01/2002(b)          615,468
-------------------------------------------------------------------------------------------------------------------------
  7,150,000 NYS Medcare (Sisters of Charity Hospital)     6.625         11/01/2018(s)     11/01/2002(b)        7,374,510


33 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$    80,000 NYS Medcare (St. Luke's Hospital)             5.600%        08/15/2013(s)     08/15/2005(b)      $    84,935
-------------------------------------------------------------------------------------------------------------------------
     70,000 NYS Medcare (St. Luke's Hospital)             5.625         08/15/2018(s)     08/15/2005(b)           71,912
-------------------------------------------------------------------------------------------------------------------------
  2,930,000 NYS Medcare (St. Luke's Hospital)             7.500         11/01/2011(s)     11/01/2002(b)        3,011,161
-------------------------------------------------------------------------------------------------------------------------
  3,100,000 NYS Muni Bond Bank Agency
           (Special Program-City of Buffalo)              6.875         03/15/2006(s)     09/15/2002(b)        3,182,770
-------------------------------------------------------------------------------------------------------------------------
     10,000 NYS Power Authority                           5.500         01/01/2010(s)     07/01/2002(a)           11,017
-------------------------------------------------------------------------------------------------------------------------
    250,000 NYS Thruway Authority                         0.000         01/01/2005        01/01/2005             232,265
-------------------------------------------------------------------------------------------------------------------------
    385,000 NYS Thruway Authority                         0.000         01/01/2006        01/01/2006             343,532
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYS Thruway Authority                         5.500         04/01/2015(s)     04/01/2007(b)           52,317
-------------------------------------------------------------------------------------------------------------------------
     45,000 NYS Thruway Authority                         5.750         04/01/2016(s)     04/01/2008(b)           47,852
-------------------------------------------------------------------------------------------------------------------------
     25,000 NYS UDC (Correctional Facilities)             0.000         01/01/2003        01/01/2003              24,799
-------------------------------------------------------------------------------------------------------------------------
     30,000 NYS UDC (Correctional Facilities)             0.000         01/01/2007        01/01/2007              25,514
-------------------------------------------------------------------------------------------------------------------------
 13,815,000 NYS UDC (Correctional Facilities)             5.375         01/01/2023(s)     01/01/2006(b)       13,867,359
-------------------------------------------------------------------------------------------------------------------------
     55,000 NYS UDC (Correctional Facilities)             5.500         01/01/2016(s)     01/01/2006(b)           57,236
-------------------------------------------------------------------------------------------------------------------------
 10,000,000 NYS UDC (Correctional Facilities)             5.625         01/01/2017(s)     01/01/2008(b)       10,382,900
-------------------------------------------------------------------------------------------------------------------------
     90,000 NYS UDC (Correctional Facilities)             5.750         01/01/2013(s)     01/01/2005(b)           93,380
-------------------------------------------------------------------------------------------------------------------------
     85,000 NYS UDC (Correctional Facilities)             5.750         01/01/2013(s)     01/01/2005(b)           88,192
-------------------------------------------------------------------------------------------------------------------------
 11,900,000 NYS UDC (Senior Lien)                         5.500         07/01/2016(s)     07/01/2006(b)       12,626,733
-------------------------------------------------------------------------------------------------------------------------
     35,000 NYS UDC (South Mall) CAB                      0.000         01/01/2003        01/01/2003              34,664
-------------------------------------------------------------------------------------------------------------------------
    130,000 NYS UDC (South Mall) CAB                      0.000         01/01/2005        06/24/2004(c)          117,368
-------------------------------------------------------------------------------------------------------------------------
     50,000 NYS UDC (South Mall) CAB                      0.000         01/01/2005        06/24/2004(c)           45,399
-------------------------------------------------------------------------------------------------------------------------
 16,035,000 NYS UDC (South Mall) CAB                      0.000         01/01/2011        04/08/2008(c)       10,040,155
-------------------------------------------------------------------------------------------------------------------------
    710,000 NYS UDC (South Mall) CAB                      0.000         01/01/2011        04/08/2008(c)          447,328
-------------------------------------------------------------------------------------------------------------------------
    550,000 NYS UDC (South Mall) CAB                      0.000         01/01/2011        04/08/2008(c)          346,522
-------------------------------------------------------------------------------------------------------------------------
  6,000,000 NYS UDC (Sub. Lien)                           5.500         07/01/2022(s)     07/01/2008(b)        6,096,480
-------------------------------------------------------------------------------------------------------------------------
  6,630,000 NYS UDC (Sub. Lien)                           5.600         07/01/2026(s)     07/01/2008(b)        6,748,544
-------------------------------------------------------------------------------------------------------------------------
  1,655,000 Oneida County IDA (Bonide Products)           5.750         11/01/2007        09/19/2005(c)        1,613,939
-------------------------------------------------------------------------------------------------------------------------
  2,285,000 Oneida County IDA (Faxton Hospital)           6.625         01/01/2015(s)     01/01/2010(b)        2,622,792
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Oneida County IDA (Presbyterian Home)         6.250         06/01/2015        06/01/2010(b)        1,108,100
-------------------------------------------------------------------------------------------------------------------------
  3,895,000 Oneida Healthcare Corp.                       5.500         02/01/2016(s)     02/01/2013(b)        4,101,007
-------------------------------------------------------------------------------------------------------------------------
  1,150,000 Oneida-Herkimer SWMA                          6.600         04/01/2004        04/01/2003(b)        1,206,638
-------------------------------------------------------------------------------------------------------------------------
    155,000 Oneida-Herkimer SWMA                          6.750         04/01/2014(s)     04/01/2005(b)          157,365
-------------------------------------------------------------------------------------------------------------------------
     15,000 Oneonta Hsg. Devel. Corp.                     5.450         07/01/2022(s)     01/01/2006(b)           14,820
-------------------------------------------------------------------------------------------------------------------------
 15,035,000 Onondaga County IDA (Coltec Industries)       7.000         05/01/2015        10/17/2011(c)       11,942,902
-------------------------------------------------------------------------------------------------------------------------
    115,000 Onondaga County IDA (Coltec Industries)       7.250         06/01/2008(s)     12/01/2002(b)          116,714
-------------------------------------------------------------------------------------------------------------------------
    365,000 Onondaga County IDA (Coltec Industries)       9.875         10/01/2010        10/01/2002(b)          378,651
-------------------------------------------------------------------------------------------------------------------------
  2,605,000 Onondaga County IDA (Le Moyne College)        5.000         12/01/2012        07/22/2010(c)        2,633,395
-------------------------------------------------------------------------------------------------------------------------
    510,000 Onondaga County IDA
            (Le Moyne College)                            5.500         03/01/2014        12/26/2010(g)          520,175
------------------------------------------------------------------------------------------------------------------------
  9,835,000 Onondaga County Res Rec                       6.875         05/01/2006        06/19/2004(c)        7,901,242
-------------------------------------------------------------------------------------------------------------------------
    200,000 Orange County IDA (Glen Arden)                5.350         01/01/2007        01/01/2007             203,278
-------------------------------------------------------------------------------------------------------------------------
    230,000 Orange County IDA (Glen Arden)                5.400         01/01/2008        01/01/2008             232,178
-------------------------------------------------------------------------------------------------------------------------
    570,000 Orange County IDA
            (Kingston Manufacturing)(i)                   7.250         11/01/2003        05/08/2003(c)          560,652
------------------------------------------------------------------------------------------------------------------------
     40,000 Orange County IDA (Mental Health)             6.000         05/01/2008        05/01/2006(b)           43,510


34 LIMITED TERM NEW YORK MUNICIPAL FUND

PRINCIPAL                                                                                  EFFECTIVE        MARKET VALUE
   AMOUNT                                                COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 NEW YORK Continued

$    60,000 Orange County IDA (Mental Health)             6.125%        05/01/2016(s)     05/01/2008(b)      $    62,684
-------------------------------------------------------------------------------------------------------------------------
  5,065,000 Orange County IDA (St. Luke's
            Cornwall Hospital Obligated Group)            6.000         12/01/2016(s)     12/01/2012(b)        5,567,803
-------------------------------------------------------------------------------------------------------------------------
  1,920,000 Orange County IDA (St. Luke's
            Cornwall Hospital Obligated Group)            6.000         12/01/2016(s)     12/01/2012(b)        2,110,598
-------------------------------------------------------------------------------------------------------------------------
  1,805,000 Oswego County Res Rec                         6.500         06/01/2004        11/27/2003(c)        1,900,412
-------------------------------------------------------------------------------------------------------------------------
  1,350,000 Otsego County IDA (Hartwick College)          6.000         07/01/2013        07/01/2012(b)        1,432,350
-------------------------------------------------------------------------------------------------------------------------
  1,435,000 Otsego County IDA (Hartwick College)          6.000         07/01/2014        07/01/2012(b)        1,509,964
-------------------------------------------------------------------------------------------------------------------------
  1,520,000 Otsego County IDA (Hartwick College)          6.000         07/01/2015        07/01/2012(b)        1,587,412
-------------------------------------------------------------------------------------------------------------------------
  1,610,000 Otsego County IDA (Hartwick College)          6.000         07/01/2016        07/01/2012(b)        1,668,813
-------------------------------------------------------------------------------------------------------------------------
     50,000 Philadelphia, NY GO                           7.500         12/15/2009        12/15/2009              61,214
-------------------------------------------------------------------------------------------------------------------------
 11,390,000 Port Authority NY/NJ (Delta Air Lines)        6.950         06/01/2008        06/01/2004(b)       11,405,490
-------------------------------------------------------------------------------------------------------------------------
 52,305,000 Port Authority NY/NJ
            (JFK International Air Terminal)              5.750         12/01/2022(s)     12/01/2009(b)       54,235,055
-------------------------------------------------------------------------------------------------------------------------
  7,605,000 Port Authority NY/NJ
            (JFK International Air Terminal)              5.750         12/01/2025(s)     12/01/2007(b)        7,794,745
-------------------------------------------------------------------------------------------------------------------------
 28,990,000 Port Authority NY/NJ
            (JFK International Air Terminal)              5.900         12/01/2017(s)     12/01/2007(b)       31,075,251
-------------------------------------------------------------------------------------------------------------------------
  8,275,000 Port Authority NY/NJ (KIAC)                   6.750         10/01/2011        10/01/2008(b)        8,682,627
-------------------------------------------------------------------------------------------------------------------------
  1,215,000 Port Authority NY/NJ (KIAC)                   6.750         10/01/2019(s)     10/01/2008(b)        1,256,189
-------------------------------------------------------------------------------------------------------------------------
 14,850,000 Port Authority NY/NJ (KIAC)                   7.000         10/01/2007        05/02/2005(c)       15,785,402
-------------------------------------------------------------------------------------------------------------------------
     15,000 Port Authority NY/NJ, 100th Series            5.750         12/15/2015        06/15/2005(b)           15,768
-------------------------------------------------------------------------------------------------------------------------
     50,000 Port Authority NY/NJ, 102nd Series            5.700         10/15/2020(s)     10/15/2002(b)           50,944
-------------------------------------------------------------------------------------------------------------------------
    200,000 Port Authority NY/NJ, 77th Series             6.125         07/15/2009        07/15/2002(b)          202,712
-------------------------------------------------------------------------------------------------------------------------
  8,420,000 Port Authority NY/NJ, 77th Series             6.250         01/15/2027(s)     07/15/2002(b)        8,511,441
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 Port Authority NY/NJ, 77th Series             6.250         01/15/2027(s)     01/15/2003(b)        2,043,000
-------------------------------------------------------------------------------------------------------------------------
    390,000 Port Authority NY/NJ, 78th Series             6.500         10/15/2008        10/15/2002(b)          395,409
-------------------------------------------------------------------------------------------------------------------------
     25,000 Port Authority NY/NJ, 78th Series             6.500         04/15/2011(s)     10/15/2002(b)           25,345
-------------------------------------------------------------------------------------------------------------------------
     80,000 Port Authority NY/NJ, 83rd Series             6.375         10/15/2017(s)     10/15/2002(b)           81,867
-------------------------------------------------------------------------------------------------------------------------
    100,000 Port Authority NY/NJ, 84th Series             5.750         07/15/2014        01/15/2003(b)          102,048
-------------------------------------------------------------------------------------------------------------------------
    120,000 Port Authority NY/NJ, 84th Series             5.875         07/15/2020(s)     01/15/2003(b)          122,836
-------------------------------------------------------------------------------------------------------------------------
     60,000 Port Authority NY/NJ, 84th Series             6.000         01/15/2028(s)     01/15/2003(b)           60,872
-------------------------------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ, 95th Series             6.000         07/15/2015        07/16/2006(b)           10,362
-------------------------------------------------------------------------------------------------------------------------
    105,000 Port Authority NY/NJ, 95th Series             6.125         07/15/2029(s)     07/15/2004(b)          108,021
-------------------------------------------------------------------------------------------------------------------------
  3,300,000 Port Authority NY/NJ, 96th Series             6.600         10/01/2023(s)     10/01/2004(b)        3,584,493
-------------------------------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ, 97th Series             6.500         07/15/2019        01/15/2005(b)           10,795
-------------------------------------------------------------------------------------------------------------------------
    500,000 Port Chester CDC (Section 8 Hsg.), Series A   5.500         08/01/2017(s)     08/01/2013(b)          527,365
-------------------------------------------------------------------------------------------------------------------------
     25,000 Port Chester IDA (Nadel Industries)           7.000         02/01/2016        02/01/2008(a)           28,437
-------------------------------------------------------------------------------------------------------------------------
  1,745,000 Poughkeepsie IDA
            (Eastman & Bixby Redevelopment Corp.)         5.900         08/01/2020        05/17/2009(g)        1,827,451
------------------------------------------------------------------------------------------------------------------------
    980,000 Putnam County IDA (Brewster Plastics)         7.375         12/01/2008        03/15/2006(c)          995,141
-------------------------------------------------------------------------------------------------------------------------
  1,970,000 Rensselaer County Tobacco Asset
            Securitization Corp.                          5.200         06/01/2025        01/30/2009(c)        1,887,240
------------------------------------------------------------------------------------------------------------------------
    150,000 Rensselaer Hsg. Authority (Renwyck)(g)        7.650         01/01/2011        12/30/2002(g)          156,165
-------------------------------------------------------------------------------------------------------------------------
    765,000 Rensselaer Municipal Leasing Corp.
            (Rensselaer County Nursing Home)              6.250         06/01/2004        12/06/2003(c)          788,493


35 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
=========================================================================================================================
   NEW YORK Continued

$    60,000 Rensselaer Municipal Leasing Corp.
            (Rensselaer County Nursing Home)              6.900%        06/01/2024        06/01/2006(b)      $    61,212
-------------------------------------------------------------------------------------------------------------------------
  1,700,000 Riverhead HDC (Riverpointe Apartments)        5.850         08/01/2010        06/28/2008(g)        1,751,544
-------------------------------------------------------------------------------------------------------------------------
  1,515,000 Rochester Hsg. Authority
            (Crossroads Apartments)                       7.300         07/01/2005        04/18/2004(c)        1,573,146
-------------------------------------------------------------------------------------------------------------------------
    580,000 Rochester Hsg. Authority
            (Stonewood Village)                           5.900         09/01/2009        07/29/2005(g)          586,345
-------------------------------------------------------------------------------------------------------------------------
    135,000 Rockland County IDA
            (Dominican College)                           7.000         03/01/2003        03/01/2003(c)          139,316
-------------------------------------------------------------------------------------------------------------------------
 10,200,000 Rockland County
            Tobacco Asset Securitization Corp.            5.500         08/15/2025        06/12/2012(c)        9,881,556
-------------------------------------------------------------------------------------------------------------------------
    290,000 Rockland Gardens Hsg. Corp.                  10.500         05/01/2011        11/01/2002(b)          295,545
-------------------------------------------------------------------------------------------------------------------------
     50,000 Rome GO                                       6.900         12/15/2007        12/15/2003(b)           54,722
-------------------------------------------------------------------------------------------------------------------------
    270,000 Rome Hsg. Corp.                               7.000         01/01/2026(s)     07/01/2002(b)          275,697
-------------------------------------------------------------------------------------------------------------------------
    225,000 Roxbury CSD GO                                6.400         06/15/2010        06/15/2005(b)          242,143
-------------------------------------------------------------------------------------------------------------------------
    235,000 Roxbury CSD GO                                6.400         06/15/2011        06/15/2005(b)          251,951
-------------------------------------------------------------------------------------------------------------------------
  1,250,000 Saratoga County IDA
            (Saratoga Sheraton)                           6.750         12/31/2007        02/14/2005(c)        1,238,663
-------------------------------------------------------------------------------------------------------------------------
    220,000 Schuyler County IDA (Cargill)                 7.900         04/01/2007        10/01/2002(b)          224,356
-------------------------------------------------------------------------------------------------------------------------
     25,000 Scotia GO                                     6.100         01/15/2012        07/15/2003(b)           26,553
-------------------------------------------------------------------------------------------------------------------------
  8,745,000 SONYMA, Series 24                             6.050         04/01/2020(s)     07/01/2010(b)        9,286,753
-------------------------------------------------------------------------------------------------------------------------
     30,000 SONYMA, Series 27                             5.650         04/01/2015(s)     10/01/2005(b)           30,880
-------------------------------------------------------------------------------------------------------------------------
  3,600,000 SONYMA, Series 27                             5.800         10/01/2020(s)     04/01/2010(b)        3,756,204
-------------------------------------------------------------------------------------------------------------------------
     30,000 SONYMA, Series 27                             5.875         04/01/2030(s)     04/01/2010(b)           31,257
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 28                             6.650         04/01/2022(s)     10/01/2002(b)          100,553
-------------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 29-A                           6.100         10/01/2015        03/05/2008(g)           53,118
-------------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 29-B                           6.450         04/01/2015(s)     03/01/2003(b)           25,672
-------------------------------------------------------------------------------------------------------------------------
  5,535,000 SONYMA, Series 29-C                           5.600         04/01/2015(s)     03/01/2006(b)        5,713,670
-------------------------------------------------------------------------------------------------------------------------
    405,000 SONYMA, Series 30-B                           6.000         04/01/2019        07/08/2004(c)          421,593
-------------------------------------------------------------------------------------------------------------------------
    115,000 SONYMA, Series 30-C                           5.850         10/01/2025(s)     10/01/2005(b)          116,818
-------------------------------------------------------------------------------------------------------------------------
     10,000 SONYMA, Series 34                             5.550         09/30/2025(s)     03/01/2006(b)           10,075
-------------------------------------------------------------------------------------------------------------------------
    845,000 SONYMA, Series 36-A                           6.125         10/01/2020        07/08/2004(c)          853,889
-------------------------------------------------------------------------------------------------------------------------
     30,000 SONYMA, Series 37-A                           6.375         10/01/2014(s)     06/06/2004(b)           31,557
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 39                             5.750         10/01/2010(s)     04/01/2006(b)          104,601
-------------------------------------------------------------------------------------------------------------------------
    155,000 SONYMA, Series 39                             6.000         10/01/2017(s)     04/01/2006(b)          161,033
-------------------------------------------------------------------------------------------------------------------------
    810,000 SONYMA, Series 40-A                           6.350         04/01/2021        06/01/2006(b)          832,275
-------------------------------------------------------------------------------------------------------------------------
    325,000 SONYMA, Series 40-B                           6.200         04/01/2021(s)     08/01/2004(b)          338,341
-------------------------------------------------------------------------------------------------------------------------
     95,000 SONYMA, Series 40-B                           6.400         10/01/2012(s)     08/01/2004(b)           98,702
-------------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA, Series 41-A                           6.450         10/01/2014(s)     06/01/2004(b)           20,998
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 41-A                           6.450         10/01/2014(s)     06/01/2004(b)          104,989
-------------------------------------------------------------------------------------------------------------------------
     75,000 SONYMA, Series 41-B                           6.250         10/01/2014(s)     08/01/2006(b)           78,824
-------------------------------------------------------------------------------------------------------------------------
    370,000 SONYMA, Series 42                             6.400         10/01/2020(s)     09/01/2004(b)          374,066
-------------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 43                             6.100         04/01/2009        09/01/2004(b)           53,099
-------------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 43                             6.100         10/01/2009        09/01/2004(b)           26,550
-------------------------------------------------------------------------------------------------------------------------
    785,000 SONYMA, Series 43                             6.450         10/01/2017(s)     09/01/2004(b)          826,362


36 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$   225,000 SONYMA, Series 46                             6.500%        04/01/2013(s)     03/28/2007(b)      $   239,094
-------------------------------------------------------------------------------------------------------------------------
    140,000 SONYMA, Series 46                             6.600         10/01/2019(s)     03/28/2005(b)          147,342
-------------------------------------------------------------------------------------------------------------------------
     65,000 SONYMA, Series 47                             6.375         10/01/2017(s)     03/28/2007(b)           68,665
-------------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 48                             6.000         04/01/2013        06/29/2007(b)           52,757
-------------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA, Series 48                             6.000         04/01/2013(s)     06/29/2007(b)           21,137
-------------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA, Series 48                             6.050         04/01/2017(s)     06/29/2007(b)           20,950
-------------------------------------------------------------------------------------------------------------------------
     40,000 SONYMA, Series 48                             6.100         04/01/2025(s)     06/29/2007(b)           41,479
-------------------------------------------------------------------------------------------------------------------------
    130,000 SONYMA, Series 48                             6.100         04/01/2025(s)     06/29/2007(b)          134,806
-------------------------------------------------------------------------------------------------------------------------
    510,000 SONYMA, Series 50                             6.250         04/01/2010        09/13/2007(b)          523,821
-------------------------------------------------------------------------------------------------------------------------
  4,935,000 SONYMA, Series 50                             6.625         04/01/2025        09/16/2004(c)        5,148,932
-------------------------------------------------------------------------------------------------------------------------
     95,000 SONYMA, Series 51                             6.400         10/01/2017(s)     09/13/2007(b)           98,512
-------------------------------------------------------------------------------------------------------------------------
     10,000 SONYMA, Series 52                             6.100         04/01/2026(s)     01/04/2008(b)           10,393
-------------------------------------------------------------------------------------------------------------------------
     55,000 SONYMA, Series 52                             6.100         04/01/2026(s)     01/04/2006(b)           57,320
-------------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 53                             5.750         10/01/2011(s)     01/04/2008(b)           53,246
-------------------------------------------------------------------------------------------------------------------------
    310,000 SONYMA, Series 54                             6.100         10/01/2015        03/05/2008(g)          328,671
-------------------------------------------------------------------------------------------------------------------------
     10,000 SONYMA, Series 54                             6.200         10/01/2026(s)     04/01/2008(b)           10,456
-------------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 54                             6.200         10/01/2026(s)     04/01/2008(b)           26,215
-------------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 55                             5.950         10/01/2017(s)     04/01/2006(b)           52,223
-------------------------------------------------------------------------------------------------------------------------
    305,000 SONYMA, Series 56                             5.875         10/01/2019(s)     07/01/2008(b)          307,928
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 56                             6.500         10/01/2026(s)     07/01/2008(b)          105,904
-------------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 60                             6.000         10/01/2022(s)     01/01/2009(b)           26,134
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 63                             6.000         04/01/2017(s)     04/01/2009(b)          105,960
-------------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 67                             5.600         10/01/2014(s)     09/01/2009(b)          105,179
-------------------------------------------------------------------------------------------------------------------------
    570,000 SONYMA, Series 70                             5.375         10/01/2017(s)     03/01/2010(b)          591,723
-------------------------------------------------------------------------------------------------------------------------
  1,025,000 SONYMA, Series 78-B                           5.900         10/01/2015        11/23/2009(b)        1,115,948
-------------------------------------------------------------------------------------------------------------------------
  5,000,000 SONYMA, Series 82                             5.550         10/01/2019(s)     10/01/2009(b)        5,127,950
-------------------------------------------------------------------------------------------------------------------------
 25,000,000 SONYMA, Series 83                             5.450         04/01/2018(s)     10/01/2009(b)       26,004,250
-------------------------------------------------------------------------------------------------------------------------
  3,910,000 SONYMA, Series 84                             5.950         04/01/2030(s)     09/01/2009(b)        4,058,776
-------------------------------------------------------------------------------------------------------------------------
  3,000,000 SONYMA, Series 90                             5.750         10/01/2021        01/20/2004(c)        3,138,810
-------------------------------------------------------------------------------------------------------------------------
 15,000,000 SONYMA, Series 94                             5.900         10/01/2030(s)     04/01/2010(b)       15,557,250
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 SONYMA, Series 95                             5.500         10/01/2017(s)     04/01/2010(b)        2,086,340
-------------------------------------------------------------------------------------------------------------------------
    100,000 Springville HDC (Springbrook)                 5.950         01/01/2010        10/15/2006(c)          101,631
-------------------------------------------------------------------------------------------------------------------------
  1,030,000 St. Casimer's EHC                             7.375         09/01/2010(s)     09/01/2002(b)        1,047,551
-------------------------------------------------------------------------------------------------------------------------
    755,000 St. Lawrence IDA (PACES)                      5.875         06/30/2007        08/12/2005(c)          743,811
-------------------------------------------------------------------------------------------------------------------------
    865,000 Suffolk County IDA (ACLD)                     5.750         03/01/2006        09/17/2004(c)          841,714
-------------------------------------------------------------------------------------------------------------------------
    985,000 Suffolk County IDA (ALIA - CCDRCA)            7.000         06/01/2016        12/25/2010(c)          987,591
-------------------------------------------------------------------------------------------------------------------------
  1,185,000 Suffolk County IDA (ALIA - FREE)              7.000         06/01/2016        01/16/2011(c)        1,188,117
-------------------------------------------------------------------------------------------------------------------------
    560,000 Suffolk County IDA (ALIA - WORCA)             7.000         06/01/2016        01/15/2011(c)          561,473
-------------------------------------------------------------------------------------------------------------------------
     25,000 Suffolk County IDA (Dowling College)          6.400         12/01/2005        12/01/2005              25,399
-------------------------------------------------------------------------------------------------------------------------
    240,000 Suffolk County IDA (Dowling College)          6.500         12/01/2006        12/01/2006             242,503
-------------------------------------------------------------------------------------------------------------------------
     50,000 Suffolk County IDA (Dowling College)          6.625         06/01/2024        12/29/2016(c)           42,736
-------------------------------------------------------------------------------------------------------------------------
  1,810,000 Suffolk County IDA
            (Huntington First Aid Squad)                  6.025         11/01/2008        01/25/2006(c)        1,739,265
-------------------------------------------------------------------------------------------------------------------------
    290,000 Suffolk County IDA
            (Mattituck-Laurel Library)                    6.000         09/01/2019(s)     09/01/2010(b)          321,158


37 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$    15,000 Suffolk County IDA (OBPWC)                    7.000%        11/01/2002        11/01/2002         $    14,971
-------------------------------------------------------------------------------------------------------------------------
    670,000 Suffolk County IDA (Rimland Facilities)(i)    3.563(v)      12/01/2004        12/01/2002(b)          668,794
-------------------------------------------------------------------------------------------------------------------------
    100,000 Suffolk County Water Authority                5.750         06/01/2010        12/01/2002(b)          102,340
-------------------------------------------------------------------------------------------------------------------------
  2,120,000 Sunnybrook EHC                               11.250         12/01/2014(s)     10/01/2002(b)        2,282,095
-------------------------------------------------------------------------------------------------------------------------
  2,815,000 Syracuse IDA
            (Crouse Irving Health Hospital)(i)            5.125         01/01/2009        03/15/2006(c)        1,510,698
-------------------------------------------------------------------------------------------------------------------------
    595,000 Syracuse IDA
            (Pavilion on James Senior Hsg.)(i,t,u)        6.500         08/01/2007        04/06/2005(c)          119,315
-------------------------------------------------------------------------------------------------------------------------
  1,125,000 Syracuse SCHC
            (East Hill Village Apartments)                6.125         11/01/2010        03/24/2007(c)        1,170,529
-------------------------------------------------------------------------------------------------------------------------
    245,000 Tompkins County IDA (Kendall at Ithaca)       7.875         06/01/2015(s)     06/01/2005(b)          252,330
-------------------------------------------------------------------------------------------------------------------------
    295,000 Tompkins Healthcare Corp.
            (Reconstruction Home)                        10.800         02/01/2028(s)     02/01/2005(b)          347,711
-------------------------------------------------------------------------------------------------------------------------
  3,175,000 Tonawanda HDC (Tonawanda Towers)              6.150         10/01/2011        03/19/2007(g)        3,273,838
-------------------------------------------------------------------------------------------------------------------------
     90,000 Triborough Bridge & Tunnel Authority          6.000         01/01/2015(s)     07/01/2002(b)           92,295
-------------------------------------------------------------------------------------------------------------------------
  2,500,000 TSASC, Inc. (TFABs)                           5.900         07/15/2017        07/15/2010(b)        2,583,100
-------------------------------------------------------------------------------------------------------------------------
  1,350,000 TSASC, Inc. (TFABs)                           6.000         07/15/2019(s)     07/15/2009(b)        1,386,747
-------------------------------------------------------------------------------------------------------------------------
  4,170,000 TSASC, Inc. (TFABs)                           6.000         07/15/2019        07/15/2010(b)        4,283,507
-------------------------------------------------------------------------------------------------------------------------
  3,525,000 TSASC, Inc. (TFABs)                           6.000         07/15/2020        07/15/2010(b)        3,609,494
-------------------------------------------------------------------------------------------------------------------------
  2,015,000 TSASC, Inc. (TFABs)                           6.000         07/15/2020(s)     07/15/2010(b)        2,063,300
-------------------------------------------------------------------------------------------------------------------------
  2,030,000 TSASC, Inc. (TFABs)                           6.000         07/15/2021(s)     07/15/2010(b)        2,076,020
-------------------------------------------------------------------------------------------------------------------------
 44,675,000 TSASC, Inc. (TFABs)                           6.250         07/15/2027(s)     07/15/2009(b)       46,343,611
-------------------------------------------------------------------------------------------------------------------------
 17,160,000 TSASC, Inc. (TFABs)                           6.250         07/15/2034(s)     07/15/2010(b)       17,778,618
-------------------------------------------------------------------------------------------------------------------------
 32,475,000 TSASC, Inc. (TFABs)                           6.375         07/15/2039(s)     07/15/2009(b)       33,904,874
-------------------------------------------------------------------------------------------------------------------------
     80,000 Tupper Lake HDC                               8.125         10/01/2010        10/01/2002(b)           80,598
-------------------------------------------------------------------------------------------------------------------------
  1,005,000 Ulster County IDA (Benedictine Hospital)      6.050         06/01/2005        06/15/2004(c)          986,408
-------------------------------------------------------------------------------------------------------------------------
    630,000 Ulster County
            Tobacco Asset Securitization Corp.            6.000         06/01/2040(s)     06/01/2012(b)          643,425
-------------------------------------------------------------------------------------------------------------------------
 10,235,000 Ulster County
            Tobacco Asset Securitization Corp.            6.750         06/01/2030(s)     06/01/2012(b)        1,066,184
-------------------------------------------------------------------------------------------------------------------------
    460,000 Union Hsg. Authority (Methodist Homes)        6.800         11/01/2004        11/24/2003(c)          466,932
-------------------------------------------------------------------------------------------------------------------------
  2,050,000 United Nations Devel. Corp., Series B         5.300         07/01/2010        07/01/2002(b)        2,051,722
-------------------------------------------------------------------------------------------------------------------------
     25,000 United Nations Devel. Corp., Series B         5.300         07/01/2011        07/01/2002(b)           25,019
-------------------------------------------------------------------------------------------------------------------------
    390,000 Utica IDA (Utica College Civic Facility)      5.300         08/01/2008        11/30/2004(c)          383,596
-------------------------------------------------------------------------------------------------------------------------
  2,155,000 Utica IDA (Utica College Civic Facility)      6.375         12/01/2011        09/22/2008(c)        2,153,362
-------------------------------------------------------------------------------------------------------------------------
     90,000 Utica SCHC (Steinhorst Apartments)            6.500         04/15/2008        03/09/2005(g)           95,618
-------------------------------------------------------------------------------------------------------------------------
    100,000 Watervliet EHC                                8.000         11/15/2002        11/15/2002             100,322
-------------------------------------------------------------------------------------------------------------------------
    330,000 Westchester County IDA
            (Beth Abraham Hospital)                       7.250         12/01/2009        11/03/2006(c)          341,675
-------------------------------------------------------------------------------------------------------------------------
    275,000 Westchester County IDA (JBFS)                 6.500         12/15/2002        12/15/2002             275,707
-------------------------------------------------------------------------------------------------------------------------
    245,000 Westchester County IDA (JDAM)                 6.250         04/01/2005        04/13/2004(c)          251,235
-------------------------------------------------------------------------------------------------------------------------
     70,000 Westchester County IDA (JDAM)                 6.500         04/01/2009(s)     04/01/2006(b)           72,524
-------------------------------------------------------------------------------------------------------------------------
  1,130,000 Westchester County IDA (JDAM)                 6.750         04/01/2016(s)     04/01/2006(b)        1,190,150
-------------------------------------------------------------------------------------------------------------------------
    330,000 Westchester County IDA
            (Westchester Airport)                         5.950         08/01/2024(s)     08/01/2002(b)          333,069
-------------------------------------------------------------------------------------------------------------------------
  2,850,000 Yonkers IDA
            (Community Development Properties)            6.625         02/01/2026(s)     02/01/2011(b)        3,002,618


38 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
   NEW YORK Continued

$ 1,325,000 Yonkers IDA (Hudson Scenic Studio)            5.875%        11/01/2007        07/03/2005(c)   $    1,276,280
-------------------------------------------------------------------------------------------------------------------------
    165,000 Yonkers IDA (Philipsburgh Hall Associates)    6.750         11/01/2008        02/08/2006(c)          166,586
-------------------------------------------------------------------------------------------------------------------------
  2,880,000 Yonkers IDA (St. John's Riverside Hospital)   6.800         07/01/2016        06/11/2009(g)        3,031,546
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Yonkers IDA
            (St. Joseph's Hospital), Series 98-B          5.900         03/01/2008        03/01/2006(c)          916,980
                                                                                                          ---------------
                                                                                                           1,911,358,145
-------------------------------------------------------------------------------------------------------------------------
  OTHER STATES--2.1%
  3,370,000 Gulf Coast Waste Disposal Authority,
            TX (Champion International Corp.)             7.250         04/01/2017        10/01/2002(b)        3,443,399
-------------------------------------------------------------------------------------------------------------------------
 16,800,000 Gulf Coast Waste Disposal Authority,
            TX (Champion International Corp.)             7.450         05/01/2026        10/01/2002(b)       17,182,536
-------------------------------------------------------------------------------------------------------------------------
 11,550,000 Kenton County, KY Airport
            (Delta Air Lines)                             7.500         02/01/2012        02/01/2004(b)       11,451,016
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Lawrenceburg, IN Pollution Control
            (Indiana Michigan Power Company)              7.000         04/01/2015        10/01/2002(b)        1,021,940
-------------------------------------------------------------------------------------------------------------------------
      5,000 MA HFA (Single Family Hsg.), Series 22        6.100         06/01/2016(s)     12/01/2002(b)            5,072
-------------------------------------------------------------------------------------------------------------------------
  1,700,000 McMinn County, TN IDB Pollution Control
            (Calhoun Newsprint)                           7.625         03/01/2016        09/01/2002(b)        1,719,856
-------------------------------------------------------------------------------------------------------------------------
  8,165,000 ME Finance Authority
            (Great Northern Paper)                        7.750         10/01/2022        10/01/2002(b)        8,352,795
-------------------------------------------------------------------------------------------------------------------------
     15,000 Montgomery County, MD HOC
            (Multifamily Mtg.), Series C                  7.150         07/01/2023(s)     07/01/2002(b)           15,311
-------------------------------------------------------------------------------------------------------------------------
    565,000 Nevada Hsg. Division (Campaige Place)         5.450         10/01/2018(s)     10/01/2008(b)          571,271
-------------------------------------------------------------------------------------------------------------------------
    150,000 NH HE&H Facilities Authority
            (Elliot Hospital of Manchester)               6.250         10/01/2021(s)     10/01/2002(b)          153,495
-------------------------------------------------------------------------------------------------------------------------
     5,000  NH Hsg. Finance Authority
            (Single Family Residential Mtg.)              7.550         07/01/2011(s)     07/01/2002(b)            5,055
-------------------------------------------------------------------------------------------------------------------------
  2,000,000 NJ EDA (Jersey Central Power & Light)         7.100         07/01/2015        07/01/2002(b)        2,081,400
-------------------------------------------------------------------------------------------------------------------------
     10,000 Pulaski County, AR
            (Arkansas Children's Hospital)                6.100         03/01/2013(s)     03/01/2005(b)           10,164
-------------------------------------------------------------------------------------------------------------------------
  1,950,000 St. Charles Parish, LA
            (Louisiana Power & Light Company)             7.500         06/01/2021        12/01/2002(b)        1,972,484
                                                                                                          ---------------
                                                                                                              47,985,794
-------------------------------------------------------------------------------------------------------------------------
  U.S. POSSESSIONS--11.0%(Q)
    310,000 Guam Airport Authority, Series A              6.500         10/01/2023(s)     10/01/2003(b)          317,161
-------------------------------------------------------------------------------------------------------------------------
 15,260,000 Guam Airport Authority, Series B              6.400         10/01/2005        07/09/2003(g)       15,701,014
-------------------------------------------------------------------------------------------------------------------------
 15,970,000 Guam Airport Authority, Series B              6.600         10/01/2010(s)     10/01/2003(b)       16,492,538
-------------------------------------------------------------------------------------------------------------------------
 49,510,000 Guam Airport Authority, Series B              6.700         10/01/2023(s)     10/01/2003(b)       51,112,144
-------------------------------------------------------------------------------------------------------------------------
  1,100,000 Guam EDA (TASC)                               5.000         05/15/2022        11/22/2004(c)        1,126,411
-------------------------------------------------------------------------------------------------------------------------
  1,950,000 Guam EDA (TASC)                               5.400         05/15/2031        07/14/2010(c)        2,033,830
-------------------------------------------------------------------------------------------------------------------------
 14,075,000 Guam GO, Series A                             5.375         11/15/2013(s)     12/23/2011(c)       13,130,427
-------------------------------------------------------------------------------------------------------------------------
  2,470,000 Guam GO, Series A                             5.625         09/01/2002        09/01/2002(b)        2,470,519
-------------------------------------------------------------------------------------------------------------------------
  3,630,000 Guam GO, Series A                             5.700         09/01/2003        03/01/2003(b)        3,629,927
-------------------------------------------------------------------------------------------------------------------------
  5,250,000 Guam GO, Series A                             5.750         09/01/2004        09/01/2002(b)        5,233,095
-------------------------------------------------------------------------------------------------------------------------
  1,975,000 Guam GO, Series A                             5.900         09/01/2005        09/01/2002(b)        1,966,073
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Guam GO, Series A                             6.000         09/01/2006        09/01/2002(b)          996,080
-------------------------------------------------------------------------------------------------------------------------
     85,000 Northern Mariana Islands, Series A            6.000         06/01/2014(s)     06/01/2010(b)           90,245


39 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
    AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 U.S. POSSESSIONS Continued

$3,000,000 Northern Mariana Islands, Series A            6.000%        06/01/2020(s)     06/01/2010(b)       $3,100,020
------------------------------------------------------------------------------------------------------------------------
    30,000 Puerto Rico Children's Trust Fund (TASC)      5.750         07/01/2020(s)     09/23/2007(c)           30,646
------------------------------------------------------------------------------------------------------------------------
   740,000 Puerto Rico Children's Trust Fund (TASC)      6.000         07/01/2026(s)     07/01/2010(b)          771,243
------------------------------------------------------------------------------------------------------------------------
   364,915 Puerto Rico Dept. of Corrections
           Equipment Lease(i)                            9.000         01/08/2003        10/10/2003(c)          367,582
------------------------------------------------------------------------------------------------------------------------
   941,456 Puerto Rico Dept. of Corrections
           Furniture Lease(i)                            7.000         04/25/2004        08/02/2003(c)          940,854
------------------------------------------------------------------------------------------------------------------------
   275,000 Puerto Rico Electric Power Authority          6.000         07/01/2014(s)     07/01/2004(b)          295,611
------------------------------------------------------------------------------------------------------------------------
    25,000 Puerto Rico Electric Power Authority          6.000         07/01/2016(s)     07/01/2004(b)           27,552
------------------------------------------------------------------------------------------------------------------------
    30,000 Puerto Rico Electric Power Authority          6.000         07/01/2016(s)     07/01/2004(b)           33,063
------------------------------------------------------------------------------------------------------------------------
 5,000,000 Puerto Rico GO                                5.250         07/01/2027(s)     07/01/2011(b)        5,081,750
------------------------------------------------------------------------------------------------------------------------
    55,000 Puerto Rico HBFA                              5.850         10/01/2009        04/01/2007(b)           58,486
------------------------------------------------------------------------------------------------------------------------
   470,000 Puerto Rico HBFA                              6.100         10/01/2015        04/01/2007(b)          494,341
------------------------------------------------------------------------------------------------------------------------
   195,000 Puerto Rico HBFA                              6.250         04/01/2029(s)     04/01/2007(b)          203,098
------------------------------------------------------------------------------------------------------------------------
 1,403,611 Puerto Rico Health Dept.
           Equipment Lease(i)                            7.099         07/23/2003        01/16/2003(c)        1,401,913
------------------------------------------------------------------------------------------------------------------------
   530,000 Puerto Rico HFC                               7.200         04/01/2003        10/01/2002(b)          531,177
------------------------------------------------------------------------------------------------------------------------
    70,000 Puerto Rico HFC                               7.250         10/01/2004        10/01/2002(b)           70,158
------------------------------------------------------------------------------------------------------------------------
   110,000 Puerto Rico HFC                               7.300         04/01/2006        10/01/2002(b)          114,026
------------------------------------------------------------------------------------------------------------------------
   105,000 Puerto Rico HFC                               7.300         10/01/2006        10/01/2002(b)          105,243
------------------------------------------------------------------------------------------------------------------------
    45,000 Puerto Rico HFC                               7.400         04/01/2007        10/01/2002(b)           45,108
------------------------------------------------------------------------------------------------------------------------
 3,140,000 Puerto Rico HFC                               7.500         10/01/2015(s)     10/01/2002(b)        3,281,488
------------------------------------------------------------------------------------------------------------------------
 6,375,000 Puerto Rico HFC                               7.500         04/01/2022(s)     10/01/2002(b)        6,579,637
------------------------------------------------------------------------------------------------------------------------
    80,000 Puerto Rico Highway &
           Transportation Authority, Series X            5.500         07/01/2019(s)     07/01/2003(b)           82,395
------------------------------------------------------------------------------------------------------------------------
 7,000,000 Puerto Rico Highway &
           Transportation Authority, Series E            5.750         07/01/2024        07/01/2012(b)        7,503,440
------------------------------------------------------------------------------------------------------------------------
   250,000 Puerto Rico Highway &
           Transportation Authority, Series X            5.500         07/01/2019(s)     07/01/2003(b)          254,813
------------------------------------------------------------------------------------------------------------------------
 6,250,000 Puerto Rico IMEPCF (PepsiCo)                  6.250         11/15/2013        11/15/2002(b)        6,536,438
------------------------------------------------------------------------------------------------------------------------
 7,175,000 Puerto Rico IMEPCF (PepsiCo)                  6.250         11/15/2013        11/15/2002(b)        7,503,830
------------------------------------------------------------------------------------------------------------------------
 2,630,000 Puerto Rico Infrastructure(s)                 7.500         07/01/2009        07/01/2002(b)        2,676,814
------------------------------------------------------------------------------------------------------------------------
 1,310,000 Puerto Rico Infrastructure                    7.750         07/01/2008        07/01/2002(b)        1,350,086
------------------------------------------------------------------------------------------------------------------------
   900,000 Puerto Rico Infrastructure                    7.900         07/01/2007        07/01/2002(b)          918,720
------------------------------------------------------------------------------------------------------------------------
 7,500,000 Puerto Rico ITEMECF
           (Cogeneration Facilities)                     6.625         06/01/2026(s)     06/01/2010(b)        7,819,875
------------------------------------------------------------------------------------------------------------------------
   750,000 Puerto Rico ITEMECF
           (Hospital de la Concepcion)                   6.375         11/15/2015        11/15/2010(b)          848,745
------------------------------------------------------------------------------------------------------------------------
 2,000,000 Puerto Rico ITEMECF
           (Hospital de la Concepcion)                   6.500         11/15/2020        11/15/2010(b)        2,240,500
------------------------------------------------------------------------------------------------------------------------
 1,540,000 Puerto Rico ITEMECF
           (Mennonite General Hospital)                  6.375         07/01/2006        08/13/2004(c)        1,543,480
------------------------------------------------------------------------------------------------------------------------
 1,905,000 Puerto Rico ITEMECF
           (Mennonite General Hospital)                  6.500         07/01/2012        10/09/2009(c)        1,876,158
------------------------------------------------------------------------------------------------------------------------
   905,000 Puerto Rico ITEMECF (Polytech University)     5.700         08/01/2013(c)     08/01/2005(b)          915,661
------------------------------------------------------------------------------------------------------------------------
 1,045,000 Puerto Rico ITEMECF
           (Ryder Memorial Hospital)                     6.400         05/01/2009        02/26/2006(g)        1,079,997


40 LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                EFFECTIVE        MARKET VALUE
     AMOUNT                                              COUPON           MATURITY          MATURITY*         SEE NOTE 1
========================================================================================================================
 U.S. POSSESSIONS Continued

$   419,735 Puerto Rico Natural Resources Dept.
            Equipment Lease(i)                            7.250%        10/26/2003        04/30/2003(c)   $      420,620
-------------------------------------------------------------------------------------------------------------------------
      2,026  Puerto Rico Office of the Governor
            Computer Lease(i)                             6.906         09/30/2002        09/30/2002               2,025
-------------------------------------------------------------------------------------------------------------------------
     45,000 Puerto Rico Port Authority                    5.700         07/01/2003(s)     07/01/2002(b)           45,081
-------------------------------------------------------------------------------------------------------------------------
      5,000 Puerto Rico Port Authority                    5.750         07/01/2002        07/01/2002               5,002
-------------------------------------------------------------------------------------------------------------------------
     30,000 Puerto Rico Port Authority                    6.000         07/01/2021(s)     07/01/2002(b)           30,091
-------------------------------------------------------------------------------------------------------------------------
    170,000 Puerto Rico Port Authority                    7.300         07/01/2007        07/01/2002(b)          172,227
-------------------------------------------------------------------------------------------------------------------------
    465,000 Puerto Rico Port Authority, Series D          7.000         07/01/2014(s)     07/01/2002(b)          481,787
-------------------------------------------------------------------------------------------------------------------------
     35,000 Puerto Rico Public Buildings Authority        5.500         07/01/2025(s)     07/01/2005(b)           35,899
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Puerto Rico Public Buildings Authority        5.700         07/01/2016(s)     07/01/2003(b)        1,048,100
-------------------------------------------------------------------------------------------------------------------------
    355,000 Puerto Rico Public Buildings Authority        5.750         07/01/2015(s)     07/01/2003(b)          371,919
-------------------------------------------------------------------------------------------------------------------------
 22,305,000 Puerto Rico Public Finance Corp., Series E    5.700         08/01/2025        02/01/2010(b)       23,230,211
-------------------------------------------------------------------------------------------------------------------------
 19,160,000 Puerto Rico Public Finance Corp., Series E    5.750         08/01/2030        02/01/2007(b)       19,977,366
-------------------------------------------------------------------------------------------------------------------------
  1,000,000 Puerto Rico Urban Renewal & Hsg. Corp.        7.875         10/01/2004(s)     10/01/2002(b)        1,017,800
-------------------------------------------------------------------------------------------------------------------------
    230,000 University of Puerto Rico                     5.500         06/01/2012(s)     12/01/2002(b)          233,687
-------------------------------------------------------------------------------------------------------------------------
     60,000 V.I. HFA                                      6.500         03/01/2025(s)     03/01/2005(b)           61,569
-------------------------------------------------------------------------------------------------------------------------
  2,500,000 V.I. Public Finance Authority                 5.000         10/01/2003        10/01/2003           2,579,225
-------------------------------------------------------------------------------------------------------------------------
  8,315,000 V.I. Public Finance Authority                 6.125         10/01/2029(s)     10/01/2011(b)        8,739,564
-------------------------------------------------------------------------------------------------------------------------
  9,500,000 V.I. Public Finance Authority                 6.500         10/01/2024(s)     10/01/2010(b)       10,499,780
                                                                                                          ---------------
                                                                                                             249,935,365

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,188,139,821) -- 96.9%                                                2,209,279,304
-------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES -- 3.1                                                                       71,105,338
                                                                                                          ---------------
 NET ASSETS -- 100.0%                                                                                     $2,280,384,642
                                                                                                          ===============

FOOTNOTES TO STATEMENTS
A. Date of prefunded call, or maturity date if escrowed to maturity.
B. Optional call date; corresponds to the most conservative yield calculation.
C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
D. Date of mandatory put.
E. Date of planned principal payment.
F. Effective maturity corresponding to variable coupon payment date.
G. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
I. Identifies issues considered to be illiquid or restricted--See Note 5 of
Notes to Financial Statements.
Q. All income earned on securities categorized as U.S. Possessions is exempt from federal, New York State and New York City income taxes for the six months ended June 30, 2002.
R. Represents the current interest rate for a variable rate bond known as an
"inverse floater" -- See Note 1 of Notes to Financial Statements.
S. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
T. Non-income-accruing security.
U. Issuer is in default.
V. Represents the current interest rate for a variable or increasing rate security.

AS OF JUNE 30, 2002, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $651,479,869 OR 28.57% OF THE FUND'S NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
41 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
PORTFOLIO ABBREVIATIONS  June 30, 2002

TO SIMPLIFY THE LISTING OF SECURITIES IN THE STATEMENT OF
INVESTMENTS,ABBREVIATIONS ARE USED PER THE TABLE BELOW:

ACDS     Association for Children with Down Syndrome

ACLD     Adults and Children with Learning and Developmental Disabilities

ALIA     Alliance of Long Island Agencies

ASMF     Amsterdam Sludge Management Facility

CAB      Capital Appreciation Bond

CARS     Complimentary Auction Rate Security

CCDRCA   Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP    Child Care Facilities Development Program

CDC      Community Development Corporation

CFGA     Child and Family Guidance Association

CMA      Community Mainstreaming Associates

CON ED   Consolidated Edison Company

COP      Certificates of Participation

CRR      Center for Rapid Recovery

CSD      Central School District

DA       Dormitory Authority

DIAMONDS Direct Investment of Accrued Municipals

EDA      Economic Development Authority

EFC      Environmental Facilities Corporation

EHC      Elderly Housing Corporation

ERDA     Energy Research and Development Authority

FREE     Family Residences and Essential Enterprises

GO       General Obligation

GRIA     Greater Rochester International Airport

HBFA     Housing Bank and Finance Agency

HDC      Housing Development Corporation

HE&H     Higher Educational and Health

HFA      Housing Finance Agency

HFC      Housing Finance Corporation

HJDOI    Hospital for Joint Diseases Orthopaedic Institute

HKSB     Helen Keller Services for the Blind

HOC      Housing Opportunities Commission

IDA      Industrial Development Agency

IDB      Industrial Development Board

IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities

IRS      Inverse Rate Security

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JBFS     Jewish Board of Family Services

JDAM     Julia Dyckman Andrus Memorial

LEVRRS   Leveraged Reverse Rate Security

L.I.     Long Island

LILCO    Long Island Lighting Corporation

LGAC     Local Government Assistance Corporation

LGSC     Local Government Services Corporation

LIMO     Limited Interest Municipal Obligation

MSH      Mount Sinai Hospital

MTA      Metropolitan Transportation Authority

NIMO     Niagara Mohawk Power Corporation

NYC      New York City

NYS      New York State

NYSEG    New York State Electric and Gas

NYU      New York University

OBPWC    Ocean Bay Park Water Corporation

PACES    Potsdam Auxiliary and College Educational Services

PRAMS    Prudential Receipts of Accrual Municipal Securities

RG&E     Rochester Gas and Electric

RIBS     Residual Interest Bonds

SCHC     Senior Citizen Housing Corporation

SCSB     Schuyler Community Services Board

SONYMA   State of New York Mortgage Agency

SUNY     State University of New York

SWMA     Solid Waste Management Authority

TASC     Tobacco Settlement Asset-Backed Bonds

TFA      Transitional Finance Authority

TFABS    Tobacco Flexible Amortization Bonds

UDC      Urban Development Corporation

UFSD     Union Free School District

USTA     United States Tennis Association

V.I.     United States Virgin Islands

WHELC    Wartburg Home of the Evangelical Lutheran Home

WORCA    Working Organization for Retarded Children and Adults


42 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
 INDUSTRY CONCENTRATIONS  June 30, 2002

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                          MARKET VALUE         PERCENT
--------------------------------------------------------------------------------
 Special Assessment                             $   348,065,687            15.7%
 Marine/Aviation Facilities                         286,648,279            13.0
 General Obligation                                 267,775,908            12.1
 Hospital/Health Care                               264,886,784            11.9
 Multifamily Housing                                191,397,207             8.7
 Electric Utilities                                 133,946,902             6.1
 Municipal Leases                                   100,604,591             4.6
 Water Utilities                                     83,583,929             3.8
 Sales Tax Revenue                                   73,071,988             3.3
 Single Family Housing                               63,236,120             2.9
 Resource Recovery                                   60,285,418             2.7
 Higher Education                                    59,780,198             2.7
 Not-for-Profit Organization                         52,166,157             2.4
 Airlines                                            46,791,551             2.1
 Highways/Railways                                   44,850,369             2.0
 Gas Utilities                                       37,223,578             1.7
 Pollution Control                                   24,948,878             1.1
 Manufacturing, Non-Durable Goods                    22,148,593             1.0
 Manufacturing, Durable Goods                        14,002,185             0.6
 Adult Living Facilities                             11,079,254             0.5
 Paper, Containers & Packaging                        9,392,330             0.4
 Parking Fee Revenue                                  8,039,882             0.4
 Education                                            3,765,254             0.2
 Hotels, Restaurants & Leisure                        1,588,262             0.1
                                                 -------------------------------
 Total                                           $2,209,279,304           100.0%
                                                 ===============================


================================================================================
 SUMMARY OF RATINGS  June 30, 2002

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                 PERCENT
--------------------------------------------------------------------------------
 AAA                                                                       21.0%
 AA                                                                        20.7
 A                                                                         33.8
 BBB                                                                       19.1
 BB                                                                         3.4
 B                                                                          0.0
 CCC                                                                        0.0
 CC                                                                         0.0
 C                                                                          0.0
 D                                                                          0.1
 Not Rated                                                                  1.9
                                                                          ------
                                                                          100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


43 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2002
=================================================================================================
 ASSETS

 Investments, at value (cost $2,188,139,821)-- see accompanying statement         $2,209,279,304
-------------------------------------------------------------------------------------------------
 Cash                                                                                  1,818,556
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                             36,734,193
 Investments sold                                                                     27,800,109
 Shares of beneficial interest sold                                                   22,980,301
 Other                                                                                    10,692
                                                                                  ---------------
 Total assets                                                                      2,298,623,155

=================================================================================================
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.5625% at June 30, 2002)                       10,100,000
 Shares of beneficial interest redeemed                                                3,357,757
 Dividends                                                                             1,517,832
 Investments purchased                                                                 1,464,780
 Distribution and service plan fees                                                    1,269,356
 Trustees' compensation                                                                  137,667
 Shareholder reports                                                                     125,555
 Transfer and shareholder servicing agent fees                                             3,002
 Other                                                                                   192,564
                                                                                  ---------------
 Total liabilities                                                                    18,238,513

=================================================================================================
 NET ASSETS                                                                       $2,280,384,642
                                                                                  ===============
=================================================================================================
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                  $2,296,231,746
-------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                     643,037
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                            (37,629,624)
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                           21,139,483
                                                                                  ---------------
 NET ASSETS                                                                       $2,280,384,642
                                                                                  ===============
=================================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,454,221,891 and 444,603,978 shares of beneficial interest outstanding)                 $3.27
 Maximum offering price per share (net asset value plus sales charge
 of 3.50% of offering price)                                                               $3.39
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $255,885,467
 and 78,316,530 shares of beneficial interest outstanding)                                 $3.27
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $552,958,024
 and 169,550,394 shares of beneficial interest outstanding)                                $3.26
-------------------------------------------------------------------------------------------------
 Class X Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,319,260
 and 5,282,261 shares of beneficial interest outstanding)                                  $3.28

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



44 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2002
================================================================================
 INVESTMENT INCOME

 Interest                                                           $51,900,900
================================================================================
 EXPENSES

 Management fees                                                      3,838,678
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              1,521,947
 Class B                                                                997,862
 Class C                                                              1,983,273
 Class X                                                                 80,209
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                267,812
 Class B                                                                 42,493
 Class C                                                                 84,354
 Class X                                                                  4,510
--------------------------------------------------------------------------------
 Accounting service fees                                                283,034
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             79,028
--------------------------------------------------------------------------------
 Trustees' compensation                                                  36,381
--------------------------------------------------------------------------------
 Interest expense                                                         4,471
--------------------------------------------------------------------------------
 Other                                                                  202,332
                                                                   -------------
 Total expenses                                                       9,426,384
 Less reduction to custodian expenses                                   (41,693)
                                                                   -------------
 Net expenses                                                         9,384,691


================================================================================
 NET INVESTMENT INCOME                                               42,516,209

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on investments                                    (2,129,418)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                                6,327,747
                                                                   -------------
 Net realized and unrealized gain                                     4,198,329


================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $46,714,538
                                                                   =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

45 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS            YEAR
                                                                           ENDED           ENDED
                                                                   JUNE 30, 2002    DECEMBER 31,
                                                                     (UNAUDITED)            2001
=================================================================================================
 OPERATIONS
 Net investment income                                            $   42,516,209  $   61,669,004
-------------------------------------------------------------------------------------------------
 Net realized loss                                                    (2,129,418)     (2,533,378)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                  6,327,747      (4,895,257)
                                                                  -------------------------------
 Net increase in net assets resulting from operations                 46,714,538      54,240,369

=================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                             (33,245,016)    (46,987,073)
 Class B                                                              (4,475,410)     (4,462,285)
 Class C                                                              (8,819,551)     (5,813,232)
 Class X                                                                (514,977)     (1,254,737)

=================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                             329,485,667     200,015,912
 Class B                                                             102,429,155      61,199,956
 Class C                                                             291,317,523     161,546,894
 Class X                                                              (8,206,921)     (7,159,748)

=================================================================================================
 NET ASSETS

 Total increase                                                      714,685,008     411,326,056
-------------------------------------------------------------------------------------------------
 Beginning of period                                               1,565,699,634   1,154,373,578
                                                                  -------------------------------
 End of period [including undistributed net investment
 income of $643,037 and $5,181,782 respectively]                  $2,280,384,642  $1,565,699,634
                                                                  ===============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


46 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                 JUNE 30, 2002                                                      DECEMBER 31,
 CLASS A                                           (UNAUDITED)         2001       2000        1999          1998            1997
=================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $3.27        $3.27      $3.19       $3.37        $ 3.34           $3.26
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .07          .16        .16         .15           .16             .17
 Net realized and unrealized gain (loss)                   .01          --         .07        (.18)          .03             .08
                                                         ------------------------------------------------------------------------
 Total from investment operations                          .08          .16        .23        (.03)          .19             .25
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.08)        (.16)      (.15)       (.15)         (.16)           (.17)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.27        $3.27      $3.27       $3.19        $ 3.37           $3.34
                                                         ========================================================================

=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                      2.67%        4.85%      7.47%      (0.87)%        5.94%           8.01%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $1,454,222   $1,124,846   $927,079  $1,025,714      $979,316        $771,828
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,271,652   $  996,671   $945,492  $1,060,745      $884,849        $677,376
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                    4.78%        4.95%      4.88%       4.64%         4.80%           5.27%
 Expenses                                                 0.75%        0.78%      0.85%       0.81%         0.82%(3)        0.83%
 Expenses, net of interest expense and
 reduction to custodian expense(4)                         N/A         0.74%      0.78%       0.77%         0.80%           0.80%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    10%          23%        37%         37%           25%             27%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

47 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                 JUNE 30, 2002                                                      DECEMBER 31,
 CLASS B                                           (UNAUDITED)         2001       2000        1999         1998          1997(1)
=================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $3.27        $3.27      $3.19      $ 3.37        $3.34            $3.25
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .06          .13        .13         .13          .14              .10
 Net realized and unrealized gain (loss)                   .01           --        .08        (.18)         .03              .09
                                                         -----------------------------------------------------------------------
 Total from investment operations                          .07          .13        .21        (.05)         .17              .19
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.07)        (.13)      (.13)       (.13)        (.14)            (.10)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.27        $3.27      $3.27      $ 3.19        $3.37            $3.34
                                                         =======================================================================

================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      2.29%        4.06%      6.65%      (1.64)%       5.13%            5.89%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $255,885     $153,471    $92,786     $88,758      $64,388          $21,500
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $201,792     $113,976    $86,107     $78,263      $43,620          $ 9,873
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                    4.00%        4.17%      4.09%       3.84%        3.97%            4.18%
 Expenses                                                 1.51%        1.54%      1.63%       1.59%        1.59%(4)         1.56%
 Expenses, net of interest expense and
 reduction to custodian expense(5)                         N/A         1.50%      1.56%       1.55%        1.57%            1.54%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    10%          23%        37%         37%          25%              27%


1. For the period from May 1, 1997 (inception of offering) to December 31, 1997.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



48 LIMITED TERM NEW YORK MUNICIPAL FUND


                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                 JUNE 30, 2002                                                      DECEMBER 31,
 CLASS C                                           (UNAUDITED)         2001        2000        1999        1998          1997(1)
=================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $3.26        $3.26       $3.18       $3.36       $3.33            $3.25
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .06          .13         .13         .13         .14              .10
 Net realized and unrealized gain (loss)                   .01           --         .08        (.18)        .03              .08
                                                         ------------------------------------------------------------------------
 Total from investment operations                          .07          .13         .21        (.05)        .17              .18
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.07)        (.13)       (.13)       (.13)       (.14)            (.10)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.26        $3.26       $3.26       $3.18       $3.36            $3.33
                                                         ========================================================================

=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      2.29%        4.06%       6.67%      (1.63)%      5.15%            5.58%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $552,958     $261,857    $101,858    $119,329     $94,870          $26,862
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $401,531     $150,504    $105,452    $116,249     $61,717          $12,705
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                    3.96%        4.13%       4.11%       3.86%       3.98%            4.22%
 Expenses                                                 1.51%        1.53%       1.62%       1.57%       1.57%(4)         1.54%
 Expenses, net of interest expense and
 reduction to custodian expense(5)                         N/A         1.49%       1.55%       1.53%       1.55%            1.51%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    10%          23%         37%         37%         25%              27%


1. For the period from May 1, 1997 (inception of offering) to December 31, 1997.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

49 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                 JUNE 30, 2002                                                      DECEMBER 31,
 CLASS X                                           (UNAUDITED)        2001         2000        1999         1998            1997
=================================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $3.28       $3.28       $3.20        $3.38        $3.35           $3.27
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .08         .15         .14          .13          .15             .16
 Net realized and unrealized gain (loss)                    --(1)     (.01)        .08         (.18)         .03             .08
                                                         ------------------------------------------------------------------------
 Total from investment operations                          .08         .14         .22         (.05)         .18             .24
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.08)       (.14)       (.14)        (.13)        (.15)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.28       $3.28       $3.28        $3.20        $3.38           $3.35
                                                         ========================================================================
=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      2.40%       4.30%       6.88%       (1.39)%       5.38%           7.44%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)              $17,319     $25,526     $32,651      $39,496      $47,424         $52,510
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $21,521     $29,642     $34,684      $44,237      $49,866         $49,563
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                    4.31%       4.46%       4.34%        4.11%        4.30%           4.75%
 Expenses                                                 1.26%       1.31%       1.39%        1.34%        1.35%(4)        1.35%
 Expenses, net of interest expense and
 reduction to custodian expense(5)                         N/A        1.27%       1.32%        1.30%        1.32%           1.32%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    10%         23%         37%          37%          25%             27%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


50 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------
================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $94,357,170 as of June 30, 2002. Including the effect of leverage, inverse floaters represent 4.02% of the Fund's total assets as of June 30, 2002.



51 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $37,629,625. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $37,629,625. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                  EXPIRING
                  -----------------------------------------------------
                      2002                                  $ 6,750,004
                  -----------------------------------------------------
                      2003                                    2,250,684
                  -----------------------------------------------------
                      2004                                      244,677
                  -----------------------------------------------------
                      2006                                      484,870
                  -----------------------------------------------------
                      2007                                   15,555,960
                  -----------------------------------------------------
                      2008                                    7,670,334
                  -----------------------------------------------------
                      2009                                    2,543,678
                                                            -----------
                      TOTAL CAPITAL LOSS CARRYFORWARD       $35,500,207
                                                            ===========

52 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2002, the Fund's projected benefit obligations were increased by $10,967 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $129,970 as of June 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


53 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                           SIX MONTHS ENDED JUNE 30, 2002            YEAR ENDED DECEMBER 31, 2001
                                   SHARES          AMOUNT                SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
 CLASS A
 Sold                         128,823,904     $421,365,256          104,874,745      $ 45,581,785
 Dividends and/or
 distributions reinvested       6,216,171       20,332,145            9,203,545        30,259,146
 Redeemed                     (34,322,778)    (112,211,734)         (53,458,873)     (175,825,019)
                              ---------------------------------------------------------------------
 Net increase                 100,717,297     $329,485,667           60,619,417      $200,015,912
                              =====================================================================

---------------------------------------------------------------------------------------------------
 CLASS B
 Sold                          33,400,257     $109,139,363           21,666,955      $ 71,297,469
 Dividends and/or
 distributions reinvested         897,702        2,931,275              914,062         3,002,247
 Redeemed                      (2,951,798)      (9,641,483)          (3,991,598)      (13,099,760)
                              ---------------------------------------------------------------------
 Net increase                  31,346,161     $102,429,155           18,589,419      $ 61,199,956
                              =====================================================================

---------------------------------------------------------------------------------------------------
 CLASS C
 Sold                          95,234,816     $310,749,748           54,464,526      $179,215,562
 Dividends and/or
 distributions reinvested       1,881,933        6,134,390            1,299,814         4,263,310
 Redeemed                      (7,839,979)     (25,566,615)          (6,690,465)      (21,931,978)
                              ---------------------------------------------------------------------
 Net increase                  89,276,770     $291,317,523           49,073,875      $161,546,894
                              =====================================================================

---------------------------------------------------------------------------------------------------
 CLASS X
 Sold                              25,997     $     85,185                   --      $         --
 Dividends and/or
 distributions reinvested          75,892          249,037              247,588           816,174
 Redeemed                      (2,603,794)      (8,541,143)          (2,416,640)       (7,975,922)
                              ---------------------------------------------------------------------
 Net decrease                  (2,501,905)    $ (8,206,921)          (2,169,052)     $ (7,159,748)
                              =====================================================================


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $849,592,797 and $192,285,942, respectively.


54 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's management fee for the six months ended June 30, 2002, was $3,838,678, or 0.41% of average annual net assets for each class of shares.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 2002, the Fund paid $283,034 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   AGGREGATE          CLASS A       CONCESSIONS      CONCESSIONS      CONCESSIONS     CONCESSIONS
                   FRONT-END        FRONT-END        ON CLASS A       ON CLASS B       ON CLASS C      ON CLASS X
               SALES CHARGES    SALES CHARGES            SHARES           SHARES           SHARES          SHARES
 SIX MONTHS       ON CLASS A      RETAINED BY       ADVANCED BY      ADVANCED BY      ADVANCED BY     ADVANCED BY
 ENDED                SHARES      DISTRIBUTOR    DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
 June 30, 2002    $3,766,906         $699,594          $580,175       $2,704,691       $2,866,781            $300

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class X shares from its own resources at the time of sale.


                    CLASS A            CLASS B             CLASS C            CLASS X
                 CONTINGENT         CONTINGENT          CONTINGENT         CONTINGENT
                   DEFERRED           DEFERRED            DEFERRED           DEFERRED
              SALES CHARGES      SALES CHARGES       SALES CHARGES      SALES CHARGES
 SIX MONTHS     RETAINED BY        RETAINED BY         RETAINED BY        RETAINED BY
 ENDED          DISTRIBUTOR        DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR
---------------------------------------------------------------------------------------
 June 30, 2002      $51,285           $164,332            $105,395             $2,726



55 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2002, payments under the Class A Plan totaled $1,521,947, all of which were paid by the Distributor to recipients, and included $27,093 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS X SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class X shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class X shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended June 30, 2002, were as follows:

                                                                       DISTRIBUTOR'S
                                                         DISTRIBUTOR'S      AGGREGATE
                                                             AGGREGATE   UNREIMBURSED
                                                          UNREIMBURSED  EXPENSES AS %
                        TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                            UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
---------------------------------------------------------------------------------------
 Class B Plan               $  997,862       $  858,609     $5,584,083           2.18%
 Class C Plan                1,983,273        1,419,397      9,606,485           1.74
 Class X Plan                   80,209           53,772             --             --


================================================================================
 5. ILLIQUID SECURITIES
 As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002, was $31,010,258, which represents 1.36% of the Fund's net assets.


56 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
 6. BANK BORROWINGS
 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $10,100,000 as of June 30, 2002. For the six months ended June 30, 2002, the average monthly loan balance was $3,301,206 at an average interest rate of 2.416%. The maximum amount of borrowings outstanding at any month-end was $10,100,000.



57 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 LIMITED TERM NEW YORK MUNICIPAL FUND
--------------------------------------------------------------------------------

 A SERIES OF ROCHESTER PORTFOLIO SERIES
================================================================================
 TRUSTEES AND OFFICERS     Thomas W. Courtney, Chairman of the Board of Trustees
                           John V. Murphy, President
                           John Cannon, Trustee
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           O. Leonard Darling, Vice President
                           Ronald H. Fielding, Vice President
                           Daniel Loughran, Vice President
                           Anthony Tanner, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS      KPMG LLP

================================================================================
 LEGAL COUNSEL             Mayer, Brown, Rowe and Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                           OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018.


 [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



58 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

 GLOBAL EQUITY          Developing Markets Fund                             Global Fund
                        International Small Company Fund                    Quest Global Value Fund
                        Europe Fund                                         Global Growth & Income Fund
                        International Growth Fund
----------------------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                               STOCK & BOND
                        Emerging Technologies Fund                          Quest Opportunity Value Fund
                        Emerging Growth Fund                                Total Return Fund
                        Enterprise Fund                                     Quest Balanced Value Fund
                        Discovery Fund                                      Capital Income Fund
                        Main Street[REGISTRATION MARK] Small Cap Fund       Multiple Strategies Fund
                        Small Cap Value Fund                                Disciplined Allocation Fund
                        MidCap Fund                                         Convertible Securities Fund
                        Main Street[REGISTRATION MARK] Opportunity Fund     SPECIALTY
                        Growth Fund                                         Real Asset Fund[REGISTRATION MARK]
                        Capital Appreciation Fund                           Gold & Special Minerals Fund
                        Main Street[REGISTRATION MARK] Growth & Income Fund Tremont Market Neutral Fund, LLC(1)
                        Value Fund                                          Tremont Opportunity Fund, LLC(1)
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
----------------------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                                             ROCHESTER DIVISION
                        International Bond Fund                             Rochester National Municipals
                        High Yield Fund                                     Rochester Fund Municipals
                        Champion Income Fund                                Limited Term New York Municipal Fund
                        Strategic Income Fund                               Pennsylvania Municipal Fund(3)
                        Bond Fund                                           California Municipal Fund(3)
                        Senior Floating Rate Fund                           New Jersey Municipal Fund(3)
                        U.S. Government Trust                               New York Municipal Fund(3)
                        Limited-Term Government Fund                        Municipal Bond Fund
                        Capital Preservation Fund(2)                        Intermediate Municipal Fund
----------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                               STOCK & BOND
                        Mercury Advisors Focus Growth Fund                  QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund(4)
                        Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund(2)
----------------------------------------------------------------------------------------------------------------
 MONEY MARKET(5)        Money Market Fund                                   Cash Reserves


1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


59 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
1.800.CALL OPP PHONELINK
--------------------------------------------------------------------------------

Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

   o And more!


----------------------------------------------------------------------------------------
QUICK LIST OF PHONELINK COMMANDS

SAY                                         TO:

[ACCOUNT # OR SOCIAL SECURITY # + PIN]      Get dollar and share balances, NAVs,
                                            transaction history or request transactions

[FUND NAME, SHARE CLASS]                    Get current price/dividend information

BALANCE                                     Hear your balance/list of accounts

HISTORY                                     Hear your most recent transactions

PURCHASE OR BUY                             Buy shares

EXCHANGE                                    Exchange shares

LIQUIDATION OR REDEMPTION                   Sell shares

DOW JONES OR MARKET INDICES                 Hear closing market information
                                            (Dow Jones Industrial Average, Nasdaq
                                            Composite and S&P 500)

CUSTOM LIST                                 Create, play or edit custom list of your
                                            accounts, funds or market indices
----------------------------------------------------------------------------------------


1. You may speak to a Customer Service Representative during normal business hours.


60 LIMITED TERM NEW YORK MUNICIPAL FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

61 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
PRIVACY POLICY NOTICE
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o    Applications or other forms

o    When you create a user ID and password for online account access

o    When you enroll in eDocs Direct

o    Your transactions with us, our affiliates or others

o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o    Account access

o    Create a user ID and profile

o    User profile

o    eDocs Direct, our electronic document delivery service



62 LIMITED TERM NEW YORK MUNICIPAL FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.


o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.



63 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: LTNYXClass B: LTBBXClass C: LTNCX
                Class X: LTNBX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

This material must be preceded or accompanied by the Fund's prospectus.

                                                               [GRAPHIC OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                               Distributor, Inc.

RS0355.001.0602  August 29, 2002